UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Suzan J. Afifi First Eagle Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments. — The schedule of investments for the nine-month period ended July 31, 2014, is filed herewith.

FIRST EAGLE

Global Fund

Consolidated Schedule of Investments • Period Ended July 31, 2014 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 71.88%

U.S. Common Stocks — 32.78%

Consumer Discretionary 3.60%
16,130,182	Comcast Corporation, Class ‘A’	329,432,143	862,480,831
6,696,741	Omnicom Group, Inc.	220,555,506	468,704,903
3,312,896	McDonald’s Corporation	330,159,170	313,267,446
3,992,318	H&R Block, Inc.	67,554,206	128,273,177
858,078	Bed Bath & Beyond, Inc. (a)	52,253,924	54,307,757
237,456	Ross Stores, Inc.	15,305,207	15,292,166
2,485	JG Boswell Company	573,840	2,820,475
32,592	Mills Music Trust (b)(c)	966,699	731,690
164,409	St. John Knits International, Inc. (a)(b)	2,699,463	616,534
		1,019,500,158	1,846,494,979
Consumer Staples 1.33%
9,741,578	Sysco Corporation	268,758,003	347,676,919
3,258,980	Colgate-Palmolive Company	125,309,064	206,619,332
1,693,404	Wal-Mart Stores, Inc.	82,465,011	124,600,666
		476,532,078	678,896,917
Energy 3.01%
7,703,144	National Oilwell Varco, Inc.	549,165,764	624,262,790
5,262,876	ConocoPhillips	201,848,957	434,187,270
5,498,448	Devon Energy Corporation	312,965,847	415,132,824
3,908,035	San Juan Basin Royalty Trust (c)	138,744,050	67,921,648
		1,202,724,618	1,541,504,532
Financials 8.19%
18,950,900	Bank of New York Mellon Corporation	484,400,218	739,843,136
2,714	Berkshire Hathaway, Inc., Class ‘A’ (a)	218,995,900	510,568,536
5,480,659	American Express Company	226,378,297	482,297,992
9,693,682	BB&T Corporation	245,863,323	358,860,108
7,819,459	U.S. Bancorp	192,949,644	328,651,862
6,804,202	Cincinnati Financial Corporation	170,308,782	313,129,376
9,921,397	Weyerhaeuser Company, REIT	154,182,567	310,738,154
5,719,208	Plum Creek Timber Company, Inc., REIT	212,342,604	236,603,635
4,386,051	WR Berkley Corporation	117,583,057	195,661,735
743,437	Visa, Inc., Class ‘A’	53,618,674	156,872,641
2,024,060	Mastercard, Inc., Class ‘A’	40,702,513	150,084,049
2,439,737	American International Group, Inc.	132,299,677	126,817,529
299,496	Alleghany Corporation (a)	114,850,390	123,946,420

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

2,858,553	Rayonier, Inc., REIT	20,620,399	97,362,315
1,882,065	Brown & Brown, Inc.	57,258,913	57,929,961
277,374	First American Financial Corporation	6,437,306	7,527,930
		2,448,792,264	4,196,895,379
Health Care 0.85%
3,016,598	WellPoint, Inc.	145,515,249	331,252,626
1,059,980	Johnson & Johnson	59,610,842	106,093,398
		205,126,091	437,346,024
Industrials 4.33%
9,888,173	Cintas Corporation (c)	316,350,134	618,999,630
4,069,880	3M Company	315,646,157	573,405,393
2,912,738	Northrop Grumman Corporation	171,493,693	359,053,213
2,066,104	Lockheed Martin Corporation	144,573,784	344,977,385
2,087,657	Alliant Techsystems, Inc. (c)	149,814,060	271,249,274
1,657,782	NOW, Inc. (a)	50,329,001	53,364,003
		1,148,206,829	2,221,048,898
Information Technology 9.62%
22,635,660	Microsoft Corporation	593,352,723	976,955,086
23,323,188	Oracle Corporation	699,069,784	942,023,563
27,323,583	Intel Corporation (d)	535,572,888	925,996,228
30,284,266	Cisco Systems, Inc.	502,643,363	764,072,031
8,766,525	Teradata Corporation (a)(c)	369,529,577	369,596,694
8,019,789	Linear Technology Corporation	227,165,656	353,953,388
2,135,632	Automatic Data Processing, Inc.	76,756,211	173,648,238
241,146	Google, Inc., Class ‘A’ (a)	62,240,364	139,756,164
241,146	Google, Inc., Class ‘C’ (a)	62,403,398	137,839,054
1,312,848	Xilinx, Inc.	54,280,309	53,997,438
966,737	CommVault Systems, Inc. (a)	47,248,590	46,422,711
1,137,229	NetApp, Inc.	36,048,305	44,169,974
		3,266,311,168	4,928,430,569
Materials 1.46%
4,172,577	Scotts Miracle-Gro Company, Class ‘A’ (c)	182,102,946	221,981,097
1,752,640	Martin Marietta Materials, Inc.	155,134,877	217,730,467
3,397,980	Vulcan Materials Company	156,102,690	214,514,477
811,480	Deltic Timber Corporation (c)	39,544,385	49,581,428
1,780,037	Newmont Mining Corporation	45,037,098	44,340,722
		577,921,996	748,148,191
Utilities 0.39%
3,760,485	IDACorp, Inc. (c)	124,066,738	201,373,972
Total U.S. Common Stocks		10,469,181,940	16,800,139,461

International Common Stocks — 39.10%

Australia 0.72% (e)
37,126,221	Newcrest Mining Limited (a)	792,366,434	370,885,593

Austria 0.26% (e)
3,351,094	OMV AG	136,201,591	134,776,309

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

Belgium 0.54% (e)
2,788,865	Groupe Bruxelles Lambert SA	234,732,253	277,372,991

Bermuda 0.54% (e)
4,676,071	Jardine Matheson Holdings Limited	236,801,754	279,110,470

Canada 5.43%
13,299,224	Canadian Natural Resources Limited	382,681,555	579,733,220
18,783,625	Cenovus Energy, Inc.	532,768,143	576,657,287
17,087,474	Goldcorp, Inc.	560,775,620	468,196,788
9,130,439	Potash Corporation of Saskatchewan, Inc.	351,228,590	324,039,280
7,419,204	Agnico-Eagle Mines Limited	234,920,569	275,851,360
12,939,710	Barrick Gold Corporation	236,771,269	233,949,957
46,369,306	Kinross Gold Corporation (a)	233,661,066	185,013,531
17,645,244	Penn West Petroleum Limited	273,529,232	136,397,736
1,008,427	Catalyst Paper Corporation (a)(b)(c)	17,346	1,868,228
		2,806,353,390	2,781,707,387
Denmark 0.10% (e)
1,544,228	ISS AS (a)	53,631,933	49,514,858

France 6.13%
7,202,806	Total SA (e)	354,805,789	464,542,600
11,417,175	Bouygues SA (e)	414,984,766	449,756,429
4,179,227	Sanofi (e)	323,385,924	438,780,496
10,992,760	Carrefour SA (e)	444,625,285	379,632,186
7,446,750	Compagnie de Saint-Gobain (e)	323,552,273	362,335,166
9,843,861	Vivendi SA (e)	272,456,855	247,063,738
2,407,099	Sodexo (e)	62,692,015	239,236,766
1,867,732	Neopost SA (c)(e)	166,306,200	131,138,734
921,669	Wendel SA (e)	19,716,342	120,907,345
5,608,236	Société Télévision Francaise 1 (e)	75,087,008	82,714,816
1,095,134	Danone SA (e)	80,769,975	79,102,370
1,401,821	Legrand SA (e)	47,735,246	77,739,016
157,260	Robertet SA (c)	20,623,058	35,587,856
42,252	Robertet SA CI (b)(f)(g)	800,508	6,619,573
385,000	Sabeton SA (c)(e)	4,841,233	6,717,828
12,000,000	FINEL (a)(b)(c)(g)(h)(i)	0	5,784,697
66,717	NSC Groupe (b)(c)	11,738,587	5,622,897
104,457	Gaumont SA	6,087,824	5,315,180
		2,630,208,888	3,138,597,693
Germany 1.50% (e)
7,775,691	HeidelbergCement AG	424,710,748	576,798,919
1,592,712	Daimler AG	66,823,238	131,428,536
693,440	Fraport AG	20,976,007	45,574,795
341,951	Hornbach Baumarkt AG	8,260,466	14,625,974
		520,770,459	768,428,224
Hong Kong 0.34%
12,693,580	Guoco Group Limited	115,086,260	157,399,376
3,144,796	Hysan Development Company Limited (e)	14,801,123	15,093,752

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

11,817,554	City e-Solutions Limited (a)(b)(e)	533,872	2,498,956
		130,421,255	174,992,084
Ireland 0.46% (e)
10,094,915	CRH PLC	175,024,030	234,936,397

Israel 0.25% (e)
15,719,757	Israel Chemicals Limited	156,830,538	127,821,269

Italy 0.47%
21,398,654	Italcementi S.p.A. (c)(e)	347,026,230	158,751,589
1,734,972	Italmobiliare S.p.A. RSP (e)	121,356,934	43,258,518
1,021,137	Italmobiliare S.p.A.	107,360,738	40,993,264
		575,743,902	243,003,371
Japan 13.03% (e)
1,627,490	Keyence Corporation	292,833,763	709,007,416
2,512,956	SMC Corporation	271,572,000	693,773,265
11,121,730	Secom Company Limited	504,039,784	676,491,803
10,093,800	KDDI Corporation	320,858,499	580,220,653
3,169,600	Fanuc Corporation	295,828,491	547,802,824
36,321,300	Astellas Pharma, Inc.	288,085,434	492,538,665
4,065,790	Shimano, Inc.	57,541,373	474,643,329
14,298,940	Hoya Corporation	305,848,299	462,978,839
14,917,300	NKSJ Holdings, Inc.	402,645,728	376,683,949
14,618,720	MS&AD Insurance Group Holdings	356,085,457	332,756,461
2,190,800	Hirose Electric Company Limited (c)	230,434,913	307,901,960
11,939,880	Mitsubishi Estate Company Limited	205,947,588	291,966,813
4,274,630	Nissin Foods Holdings Company Limited	152,059,580	234,874,723
4,484,910	Nomura Research Institute Limited	92,604,811	141,208,315
3,526,280	Chofu Seisakusho Company Limited (c)	64,322,538	90,843,045
5,147,000	T. Hasegawa Company Limited (c)	79,849,658	78,303,612
1,853,500	MISUMI Group, Inc.	28,534,278	59,070,424
924,660	Shin-Etsu Chemical Company Limited	43,043,581	58,649,478
632,500	Nitori Holdings Company Limited	26,796,871	35,528,027
243,500	Ono Pharmaceutical Company Limited	7,373,051	20,597,488
1,104,800	Seikagaku Corporation	11,159,513	13,222,488
		4,037,465,210	6,679,063,577
Mexico 2.05%
16,713,544	Grupo Televisa S.A.B., ADR	327,870,823	594,835,031
19,043,916	Fresnillo PLC (e)	258,153,252	297,649,187
6,401,020	Industrias Peñoles S.A.B. de C.V.	7,339,323	159,783,404
		593,363,398	1,052,267,622
Netherlands 0.29% (e)
18,289,568	TNT Express NV	181,928,215	147,380,148

Russia 0.28% (e)
19,361,267	Gazprom OAO, ADR	130,470,161	141,273,163

Singapore 0.02% (e)
4,528,100	ComfortDelGro Corporation Limited	537,033	9,358,379

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

South Africa 0.77%
16,836,513	AngloGold Ashanti Limited, ADR (a)	269,094,862	289,419,659
25,019,071	Gold Fields Limited, ADR	233,463,377	98,575,140
1,394,010	Harmony Gold Mining Company Limited, ADR (a)	7,674,691	4,223,850
		510,232,930	392,218,649
South Korea 1.34%
3,898,597	KT&G Corporation (e)	216,376,344	376,620,465
2,878,572	Kia Motors Corporation (e)	162,911,561	168,988,698
51,900	Lotte Confectionery Company Limited	21,157,500	105,784,404
39,989	Namyang Dairy Products Company Limited (c)(e)	7,325,466	33,049,848
		407,770,871	684,443,415
Sweden 0.65% (e)
5,939,940	Investor AB, Class ‘A’	116,378,542	209,108,086
3,394,798	Investor AB, Class ‘B’	63,888,333	122,039,442
		180,266,875	331,147,528
Switzerland 1.55% (e)
5,091,560	Nestlé SA	146,056,200	376,979,119
4,327,670	Pargesa Holding SA	272,881,781	366,314,200
388,803	Kuehne & Nagel International AG	7,503,142	51,849,906
		426,441,123	795,143,225
Thailand 0.38% (e)
32,213,700	Bangkok Bank PCL, NVDR	109,267,553	194,863,084

United Kingdom 2.00%
7,175,381	Berkeley Group Holdings PLC (c)(e)	86,127,761	295,389,696
7,387,420	GlaxoSmithKline PLC (e)	140,774,624	178,027,453
4,355,040	Willis Group Holdings PLC	119,957,625	177,467,880
2,917,489	British American Tobacco PLC (e)	154,655,907	170,913,412
42,951,230	WM Morrison Supermarkets PLC (e)	186,107,922	121,908,465
3,052,693	Anglo American PLC (e)	74,109,213	81,982,999
		761,733,052	1,025,689,905
Total International Common Stocks		15,788,562,848	20,033,995,341
Total Common Stocks		26,257,744,788	36,834,134,802

International Preferred Stock — 0.30%

Germany 0.30%
1,591,119	Hornbach Holding AG	53,352,572	154,254,585

Investment Company — 0.00%
10,605	State Street Institutional U.S. Government Money Market Fund, Institutional Class	10,605	10,605

Warrant — 0.21%

United States — 0.21%

5,806,899	JPMorgan Chase & Company Warrant expire 10/28/18 (a)	75,108,859	109,634,253

OUNCES	DESCRIPTION	COST	VALUE
Commodity — 4.81%
1,921,145	Gold bullion (a)	1,864,672,638	2,463,118,906

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

Notes and Bonds — 2.41%

U.S Bonds — 1.96%

Government Obligations 1.95%
$250,000,000	U.S. Treasury Note 0.50% due 06/15/16	250,487,575	250,063,500
250,000,000	U.S. Treasury Note 0.625% due 12/15/16	249,498,465	249,326,250
250,000,000	U.S. Treasury Note 0.75% due 03/15/17	249,352,550	249,326,250
250,000,000	U.S. Treasury Note 0.875% due 09/15/16	251,758,520	251,308,500
		1,001,097,110	1,000,024,500
U.S. Corporate Bond 0.01%
5,467,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (b)	4,810,511	5,439,665
Total U.S. Bonds		1,005,907,621	1,005,464,165

International Notes and Bonds — 0.45%

International Corporate Notes and Bonds — 0.15%

France 0.15%
15,000,000 EUR	Emin Leydier SA FRN 8.272% due 07/31/16 (b)(g)(h)(j)	21,369,283	20,085,753
17,256,032 EUR	FINEL 9.50% due 06/30/17 (b)(g)(h)(j)	21,555,398	17,330,019
12,050,000 EUR	Wendel SA 4.375% due 08/09/17	13,528,545	17,627,965
10,000,000 EUR	Wendel SA 4.875% due 09/21/15	12,800,036	14,033,915
3,500,000 EUR	Wendel SA 4.875% due 05/26/16	3,726,848	5,026,460
Total International Corporate Notes and Bonds		72,980,110	74,104,112

International Government Bonds — 0.30%

Singapore 0.25%
151,019,230 SGD	Singapore Government Bond 2.375% due 04/01/17	127,204,354	127,145,683

South Korea 0.05%
26,052,600,000 KRW	Inflation Linked Korea Treasury Bond 2.75% due 03/10/17 (k)	24,856,683	26,482,201
Total International Government Bonds		152,061,037	153,627,884
Total International Notes and Bonds		225,041,147	227,731,996
Total Notes and Bonds		1,230,948,768	1,233,196,161

Commercial Paper — 20.54%

International Commercial Paper — 7.79%

Canada 1.24%
28,838,000 USD	Suncor Energy, Inc. 0.19% due 08/01/14	28,838,000	28,838,000
20,673,000 USD	Suncor Energy, Inc. 0.19% due 08/08/14	20,672,236	20,672,236
25,746,000 USD	Suncor Energy, Inc. 0.22% due 09/05/14	25,740,493	25,740,493
38,742,000 USD	Suncor Energy, Inc. 0.23% due 09/15/14	38,730,862	38,730,862

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

20,770,000 USD	Suncor Energy, Inc. 0.24% due 09/24/14	20,762,523	20,762,523
29,456,000 USD	Suncor Energy, Inc. 0.24% due 10/16/14	29,441,076	29,438,297
109,393,000 USD	Total Capital Limited 0.09% due 08/05/14	109,391,905	109,391,905
118,961,000 USD	Total Capital Limited 0.09% due 08/19/14	118,955,647	118,955,647
64,046,000 USD	Total Capital Limited 0.09% due 10/14/14	64,034,152	64,025,986
109,356,000 USD	Total Capital Limited 0.10% due 08/14/14	109,352,051	109,352,051
70,419,000 USD	Total Capital Limited 0.10% due 10/17/14	70,403,938	70,395,811

France 1.68%
18,340,000 USD	Essilor International 0.10% due 08/04/14	18,339,847	18,339,847
37,717,000 USD	Essilor International 0.12% due 08/18/14	37,714,863	37,714,863
8,009,000 USD	GDF Suez SA 0.13% due 08/14/14	8,008,624	8,008,624
18,380,000 USD	GDF Suez SA 0.14% due 09/05/14	18,377,498	18,377,498
17,218,000 USD	GDF Suez SA 0.14% due 09/08/14	17,215,455	17,215,455
24,137,000 USD	GDF Suez SA 0.14% due 09/09/14	24,133,339	24,133,339
31,993,000 USD	GDF Suez SA 0.15% due 08/11/14	31,991,667	31,991,667
38,354,000 USD	GDF Suez SA 0.15% due 09/05/14	38,348,407	38,348,407
57,044,000 USD	GDF Suez SA 0.16% due 08/01/14	57,044,000	57,044,000
24,994,000 USD	GDF Suez SA 0.16% due 08/05/14	24,993,556	24,993,556
31,243,000 USD	GDF Suez SA 0.16% due 08/06/14	31,242,306	31,242,306
36,820,000 USD	GDF Suez SA 0.16% due 08/18/14	36,817,218	36,817,218
8,586,000 USD	GDF Suez SA 0.16% due 10/01/14	8,583,672	8,583,471
59,813,000 USD	Sanofi 0.09% due 09/08/14	59,807,318	59,807,318
76,457,000 USD	Sanofi 0.10% due 09/12/14	76,448,080	76,448,080
79,219,000 USD	Sanofi 0.10% due 09/15/14	79,209,098	79,209,098
77,085,000 USD	Sanofi 0.10% due 09/19/14	77,074,508	77,074,508
27,155,000 USD	Sanofi 0.12% due 09/05/14	27,151,832	27,151,832

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

74,770,000 USD	Électricité de France SA 0.11% due 10/01/14	74,756,064	74,744,115
35,127,000 USD	Électricité de France SA 0.14% due 08/06/14	35,126,317	35,126,317
40,228,000 USD	Électricité de France SA 0.14% due 09/29/14	40,218,770	40,218,770
39,632,000 USD	Électricité de France SA 0.14% due 10/08/14	39,621,519	39,616,353

Germany 0.46%
23,395,000 USD	BASF AG 0.10% due 09/22/14	23,391,621	23,391,621
42,461,000 USD	Siemens Company 0.09% due 08/25/14	42,458,452	42,458,452
48,018,000 USD	Siemens Company 0.11% due 09/18/14	48,010,957	48,010,957
119,256,000 USD	Siemens Company 0.11% due 09/22/14	119,237,052	119,237,052

Italy 0.04%
13,895,000 USD	Eni S.p.A. 0.25% due 08/01/14	13,895,000	13,895,000
9,120,000 USD	Eni S.p.A. 0.26% due 08/06/14	9,119,671	9,119,671

Japan 0.15%
29,149,000 USD	Honda Corporation 0.09% due 08/13/14	29,148,125	29,148,125
49,697,000 USD	Honda Corporation 0.11% due 09/08/14	49,691,230	49,691,230

Switzerland 2.50%
35,944,000 USD	Nestlé SA 0.05% due 08/04/14	35,943,850	35,943,850
34,455,000 USD	Nestlé SA 0.05% due 09/04/14	34,453,373	34,453,373
66,007,000 USD	Nestlé SA 0.06% due 09/18/14	66,001,719	66,001,719
56,035,000 USD	Nestlé SA 0.06% due 09/23/14	56,030,050	56,030,050
32,278,000 USD	Nestlé SA 0.06% due 09/26/14	32,274,987	32,274,987
10,506,000 USD	Nestlé SA 0.07% due 08/11/14	10,505,796	10,505,796
40,817,000 USD	Nestlé SA 0.07% due 09/24/14	40,812,714	40,812,714
46,084,000 USD	Nestlé SA 0.07% due 10/20/14	46,076,831	46,074,253
22,168,000 USD	Nestlé SA 0.08% due 08/04/14	22,167,852	22,167,852
55,328,000 USD	Nestlé SA 0.08% due 08/19/14	55,325,787	55,325,787
55,010,000 USD	Nestlé SA 0.08% due 08/22/14	55,007,433	55,007,433

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

52,356,000 USD	Nestlé SA 0.09% due 09/10/14	52,350,764	52,350,764
58,113,000 USD	Nestlé SA 0.09% due 10/09/14	58,102,976	58,103,167
72,806,000 USD	Nestlé SA 0.09% due 10/21/14	72,791,257	72,790,245
132,208,000 USD	Nestlé SA 0.10% due 10/06/14	132,183,762	132,185,194
54,071,000 USD	Roche Holdings, Inc. 0.06% due 08/04/14	54,070,730	54,070,730
34,455,000 USD	Roche Holdings, Inc. 0.06% due 08/06/14	34,454,713	34,454,713
16,470,000 USD	Roche Holdings, Inc. 0.06% due 08/07/14	16,469,835	16,469,835
10,764,000 USD	Roche Holdings, Inc. 0.06% due 09/11/14	10,763,264	10,763,264
59,444,000 USD	Roche Holdings, Inc. 0.07% due 09/04/14	59,440,070	59,440,070
36,820,000 USD	Roche Holdings, Inc. 0.07% due 09/05/14	36,817,494	36,817,494
57,544,000 USD	Roche Holdings, Inc. 0.07% due 09/11/14	57,539,413	57,539,413
13,076,000 USD	Roche Holdings, Inc. 0.08% due 08/04/14	13,075,913	13,075,913
20,262,000 USD	Roche Holdings, Inc. 0.08% due 08/13/14	20,261,460	20,261,460
37,756,000 USD	Roche Holdings, Inc. 0.08% due 08/15/14	37,754,825	37,754,825
79,504,000 USD	Roche Holdings, Inc. 0.08% due 09/03/14	79,498,170	79,498,170
39,660,000 USD	Roche Holdings, Inc. 0.08% due 10/02/14	39,654,536	39,650,145
12,899,000 USD	Roche Holdings, Inc. 0.08% due 10/06/14	12,897,108	12,895,519
38,006,000 USD	Roche Holdings, Inc. 0.10% due 08/05/14	38,005,578	38,005,578

United Kingdom 1.71%
39,862,000 USD	AstraZeneca PLC 0.07% due 08/01/14	39,862,000	39,862,000
36,501,000 USD	AstraZeneca PLC 0.08% due 08/08/14	36,500,432	36,500,432
55,730,000 USD	AstraZeneca PLC 0.08% due 08/15/14	55,728,266	55,728,266
36,946,000 USD	AstraZeneca PLC 0.08% due 08/18/14	36,944,604	36,944,604
54,421,000 USD	AstraZeneca PLC 0.08% due 08/20/14	54,418,702	54,418,702
28,605,000 USD	AstraZeneca PLC 0.08% due 08/21/14	28,603,729	28,603,729
57,576,000 USD	AstraZeneca PLC 0.08% due 09/09/14	57,571,010	57,571,010

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

31,900,000 USD	AstraZeneca PLC 0.08% due 09/16/14	31,896,739	31,896,739
31,450,000 USD	AstraZeneca PLC 0.09% due 08/12/14	31,449,136	31,449,136
17,510,000 USD	AstraZeneca PLC 0.09% due 09/04/14	17,508,512	17,508,512
58,568,000 USD	AstraZeneca PLC 0.09% due 09/12/14	58,561,850	58,561,850
15,852,000 USD	Centrica PLC 0.32% due 09/02/14	15,847,491	15,847,491
15,497,000 USD	Centrica PLC 0.32% due 09/05/14	15,492,179	15,492,179
37,154,000 USD	Centrica PLC 0.37% due 08/04/14	37,152,885	37,152,885
36,820,000 USD	Centrica PLC 0.37% due 10/02/14	36,797,172	36,802,474
39,186,000 USD	Centrica PLC 0.43% due 08/04/14	39,184,628	39,184,628
76,768,000 USD	GlaxoSmithKline PLC 0.09% due 08/18/14	76,764,737	76,764,737
37,604,000 USD	GlaxoSmithKline PLC 0.09% due 08/26/14	37,601,650	37,601,650
95,502,000 USD	GlaxoSmithKline PLC 0.12% due 09/15/14	95,487,675	95,487,675
14,742,000 USD	GlaxoSmithKline PLC 0.12% due 10/02/14	14,738,954	14,737,563
21,528,000 USD	GlaxoSmithKline PLC 0.13% due 10/14/14	21,522,247	21,519,927
37,312,000 USD	Reed Elsevier, Inc. 0.26% due 09/08/14	37,301,760	37,301,760
Total International Commercial Paper		3,991,167,567	3,991,124,823

U.S. Commercial Paper — 12.75%
$59,444,000	3M Company 0.08% due 09/08/14	59,438,980	59,438,980
57,677,000	3M Company 0.08% due 09/10/14	57,671,873	57,671,873
27,385,000	Abbott Laboratories 0.08% due 08/21/14	27,383,783	27,383,783
29,926,000	Abbott Laboratories 0.08% due 08/26/14	29,924,337	29,924,337
24,119,000	Abbott Laboratories 0.09% due 08/21/14	24,117,794	24,117,794
38,899,000	Abbott Laboratories 0.10% due 08/04/14	38,898,676	38,898,676
38,085,000	Abbott Laboratories 0.10% due 08/11/14	38,083,942	38,083,942
19,704,000	Abbott Laboratories 0.10% due 08/12/14	19,703,398	19,703,398
18,859,000	Abbott Laboratories 0.10% due 08/15/14	18,858,267	18,858,267
21,754,000	Abbott Laboratories 0.10% due 08/21/14	21,752,791	21,752,791
23,149,000	Abbott Laboratories 0.10% due 08/25/14	23,146,068	23,146,068
12,383,000	Abbott Laboratories 0.10% due 09/03/14	12,381,865	12,381,865
32,419,000	Abbott Laboratories 0.10% due 09/15/14	32,414,948	32,414,948
93,953,000	Abbott Laboratories 0.10% due 09/16/14	93,940,995	93,940,995
20,496,000	Abbott Laboratories 0.10% due 10/01/14	20,492,527	20,493,141
17,791,000	Abbott Laboratories 0.10% due 10/07/14	17,787,689	17,788,143
22,563,000	Abbott Laboratories 0.10% due 10/08/14	22,558,738	22,559,282
47,592,000	Abbott Laboratories 0.10% due 10/17/14	47,581,821	47,582,515
10,319,000	Abbott Laboratories 0.10% due 10/20/14	10,316,707	10,316,818

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

3,393,000	Abbott Laboratories 0.10% due 10/24/14	3,392,208	3,392,223
43,592,000	Apple, Inc. 0.07% due 09/10/14	43,588,609	43,588,609
12,386,000	Apple, Inc. 0.08% due 08/13/14	12,385,670	12,385,670
108,608,000	Apple, Inc. 0.09% due 10/09/14	108,589,265	108,576,960
21,043,000	Apple, Inc. 0.09% due 10/15/14	21,039,054	21,036,291
32,934,000	Apple, Inc. 0.09% due 10/16/14	32,927,743	32,923,362
28,667,000	Apple, Inc. 0.09% due 10/22/14	28,661,123	28,656,754
80,834,000	Apple, Inc. 0.09% due 10/23/14	80,817,227	80,804,576
37,312,000	Caterpillar Financial Services Company 0.09% due 10/01/14	37,306,310	37,303,519
57,127,000	Caterpillar Financial Services Company 0.10% due 08/12/14	57,125,254	57,125,254
39,869,000	Caterpillar Financial Services Company 0.10% due 08/20/14	39,866,896	39,866,896
39,869,000	Caterpillar Financial Services Company 0.10% due 08/21/14	39,866,785	39,866,785
44,147,000	Caterpillar Financial Services Company 0.11% due 10/14/14	44,137,018	44,133,663
37,451,000	Chevron Corporation 0.07% due 08/05/14	37,450,709	37,450,709
39,407,000	Chevron Corporation 0.07% due 08/06/14	39,406,617	39,406,617
77,051,000	Chevron Corporation 0.07% due 08/07/14	77,050,101	77,050,101
39,409,000	Chevron Corporation 0.07% due 08/08/14	39,408,464	39,408,464
18,104,000	Chevron Corporation 0.07% due 08/15/14	18,103,507	18,103,507
39,046,000	Chevron Corporation 0.08% due 08/18/14	39,044,525	39,044,525
53,258,000	Chevron Corporation 0.08% due 09/02/14	53,254,213	53,254,213
39,046,000	Chevron Corporation 0.08% due 09/08/14	39,042,703	39,042,703
39,046,000	Chevron Corporation 0.08% due 09/10/14	39,042,529	39,042,529
39,046,000	Chevron Corporation 0.08% due 09/11/14	39,042,442	39,042,442
38,991,000	Chevron Corporation 0.08% due 09/17/14	38,986,928	38,986,928
54,604,000	Chevron Corporation 0.08% due 10/07/14	54,595,870	54,589,044
59,490,000	Chevron Corporation 0.08% due 10/15/14	59,480,085	59,471,035
73,185,000	Chevron Corporation 0.09% due 10/15/14	73,171,278	73,161,669
36,820,000	Chevron Corporation 0.09% due 10/17/14	36,812,912	36,807,875
53,149,000	Chevron Corporation 0.09% due 10/20/14	53,138,370	53,130,584
37,717,000	Church & Dwight Company, Inc. 0.25% due 08/08/14	37,715,167	37,715,167
12,686,000	Coca-Cola Company 0.07% due 08/19/14	12,685,588	12,685,588
78,427,000	Coca-Cola Company 0.09% due 08/07/14	78,425,824	78,425,824
54,525,000	Coca-Cola Company 0.09% due 08/08/14	54,524,046	54,524,046
59,803,000	Coca-Cola Company 0.09% due 08/13/14	59,801,206	59,801,206
14,431,000	Coca-Cola Company 0.10% due 08/01/14	14,431,000	14,431,000
40,940,000	Coca-Cola Company 0.10% due 08/07/14	40,939,318	40,939,318
34,276,000	Coca-Cola Company 0.10% due 08/15/14	34,274,667	34,274,667
39,409,000	Coca-Cola Company 0.10% due 08/19/14	39,407,030	39,407,030
35,922,000	Coca-Cola Company 0.10% due 09/10/14	35,918,009	35,918,009
48,895,000	Coca-Cola Company 0.10% due 09/19/14	48,888,345	48,888,345
74,713,000	Coca-Cola Company 0.10% due 09/22/14	74,702,208	74,702,208
35,111,000	Coca-Cola Company 0.11% due 08/05/14	35,110,571	35,110,571
75,000,000	Coca-Cola Company 0.11% due 09/09/14	74,991,062	74,991,062
32,723,000	Coca-Cola Company 0.11% due 09/24/14	32,717,601	32,717,601
10,681,000	ConocoPhillips 0.09% due 08/11/14	10,680,733	10,680,733
25,015,000	ConocoPhillips 0.11% due 10/21/14	25,008,809	25,007,878
22,685,000	ConocoPhillips 0.13% due 09/18/14	22,681,068	22,681,068
13,089,000	Corning, Inc. 0.17% due 08/13/14	13,088,258	13,088,258
23,395,000	Corning, Inc. 0.17% due 09/04/14	23,391,244	23,391,244
19,830,000	Corning, Inc. 0.17% due 09/23/14	19,825,037	19,825,037

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

35,111,000	Corning, Inc. 0.18% due 08/01/14	35,111,000	35,111,000
34,458,000	Corning, Inc. 0.18% due 08/11/14	34,456,277	34,456,277
16,535,000	Corning, Inc. 0.18% due 08/28/14	16,532,768	16,532,768
37,604,000	Devon Energy Corporation 0.20% due 08/20/14	37,600,031	37,600,031
19,271,000	Dominion Resources, Inc. 0.22% due 08/01/14	19,271,000	19,271,000
23,925,000	DuPont 0.07% due 08/13/14	23,924,442	23,924,442
53,372,000	DuPont 0.09% due 09/09/14	53,366,796	53,366,796
140,252,000	Ebay, Inc. 0.10% due 08/12/14	140,247,715	140,247,715
10,764,000	Emerson Electric Company 0.07% due 08/20/14	10,763,602	10,763,602
20,739,000	Emerson Electric Company 0.08% due 08/14/14	20,738,401	20,738,401
44,941,000	Emerson Electric Company 0.10% due 08/11/14	44,939,752	44,939,752
38,228,000	Emerson Electric Company 0.10% due 09/02/14	38,224,602	38,224,602
3,817,000	Exxon Mobil Corporation 0.07% due 08/08/14	3,816,948	3,816,948
44,184,000	Exxon Mobil Corporation 0.07% due 09/23/14	44,179,447	44,179,447
37,696,000	Exxon Mobil Corporation 0.07% due 10/01/14	37,691,529	37,686,847
37,696,000	Exxon Mobil Corporation 0.07% due 10/02/14	37,691,456	37,686,633
29,123,000	Exxon Mobil Corporation 0.07% due 10/16/14	29,118,696	29,113,593
38,742,000	Exxon Mobil Corporation 0.08% due 09/30/14	38,736,834	38,732,745
42,077,000	Google, Inc. 0.08% due 08/13/14	42,075,878	42,075,878
33,880,000	Google, Inc. 0.08% due 08/19/14	33,878,645	33,878,645
59,813,000	Google, Inc. 0.08% due 10/08/14	59,803,962	59,803,143
32,723,000	Google, Inc. 0.09% due 09/16/14	32,719,237	32,719,237
26,916,000	Google, Inc. 0.09% due 10/08/14	26,911,424	26,911,564
23,071,000	Hasbro, Inc. 0.25% due 09/17/14	23,063,470	23,063,470
37,154,000	Honeywell International, Inc. 0.11% due 09/23/14	37,147,983	37,147,983
35,922,000	Honeywell International, Inc. 0.11% due 09/25/14	35,915,963	35,915,963
29,843,000	Honeywell International, Inc. 0.12% due 10/22/14	29,834,843	29,832,474
25,000,000	International Business Machines Corporation 0.07% due 09/11/14	24,998,007	24,998,007
50,322,000	International Business Machines Corporation 0.09% due 08/01/14	50,322,000	50,322,000
61,244,000	International Business Machines Corporation 0.09% due 08/13/14	61,242,163	61,242,163
54,540,000	International Business Machines Corporation 0.09% due 08/20/14	54,537,409	54,537,409
55,419,000	International Business Machines Corporation 0.09% due 09/03/14	55,414,428	55,414,428
76,708,000	International Business Machines Corporation 0.09% due 09/04/14	76,701,480	76,701,480
76,708,000	International Business Machines Corporation 0.09% due 09/05/14	76,701,288	76,701,288
69,377,000	International Business Machines Corporation 0.10% due 09/17/14	69,367,942	69,367,942
74,713,000	International Business Machines Corporation 0.10% due 09/18/14	74,703,038	74,703,038
106,046,000	International Business Machines Corporation 0.10% due 09/22/14	106,030,682	106,030,682
14,942,000	McDonald’s Corporation 0.09% due 09/25/14	14,939,945	14,939,945
33,024,000	Merck & Company, Inc. 0.07% due 09/03/14	33,021,881	33,021,881
10,862,000	MetLife 0.11% due 08/11/14	10,861,668	10,861,668
9,751,000	MetLife 0.12% due 10/02/14	9,748,985	9,748,406

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

39,660,000	MetLife 0.13% due 10/01/14	39,651,264	39,649,684
39,660,000	MetLife 0.13% due 10/07/14	39,650,404	39,648,388
39,389,000	MetLife 0.14% due 09/12/14	39,382,566	39,382,566
77,798,000	Microsoft Corporation 0.09% due 08/06/14	77,797,027	77,797,027
37,312,000	Omnicom Group, Inc. 0.26% due 08/20/14	37,306,880	37,306,880
37,312,000	Omnicom Group, Inc. 0.26% due 08/21/14	37,306,610	37,306,610
37,312,000	Omnicom Group, Inc. 0.26% due 08/22/14	37,306,341	37,306,341
39,875,000	Omnicom Group, Inc. 0.27% due 09/09/14	39,863,337	39,863,337
59,114,000	PepsiCo, Inc. 0.06% due 08/06/14	59,113,507	59,113,507
43,257,000	PepsiCo, Inc. 0.06% due 08/07/14	43,256,567	43,256,567
20,960,000	PepsiCo, Inc. 0.06% due 08/19/14	20,959,371	20,959,371
29,843,000	PepsiCo, Inc. 0.06% due 08/27/14	29,841,707	29,841,707
32,278,000	PepsiCo, Inc. 0.06% due 09/02/14	32,276,278	32,276,278
19,300,000	PepsiCo, Inc. 0.06% due 09/04/14	19,298,906	19,298,906
37,696,000	PepsiCo, Inc. 0.07% due 09/11/14	37,692,995	37,692,995
15,497,000	PepsiCo, Inc. 0.07% due 09/12/14	15,495,734	15,495,734
26,323,000	PepsiCo, Inc. 0.07% due 09/16/14	26,320,646	26,320,646
25,032,000	Philip Morris International, Inc. 0.08% due 09/03/14	25,030,164	25,030,164
53,372,000	Philip Morris International, Inc. 0.08% due 09/11/14	53,367,137	53,367,137
38,742,000	Philip Morris International, Inc. 0.08% due 09/12/14	38,738,384	38,738,384
25,200,000	Philip Morris International, Inc. 0.08% due 09/18/14	25,197,312	25,197,312
18,656,000	Philip Morris International, Inc. 0.08% due 09/19/14	18,653,969	18,653,969
37,696,000	Philip Morris International, Inc. 0.09% due 09/12/14	37,692,042	37,692,042
37,604,000	Philip Morris International, Inc. 0.09% due 09/18/14	37,599,488	37,599,488
37,385,000	Philip Morris International, Inc. 0.09% due 10/20/14	37,377,523	37,369,523
31,704,000	Philip Morris International, Inc. 0.10% due 09/15/14	31,700,037	31,700,037
21,528,000	Philip Morris International, Inc. 0.10% due 09/16/14	21,525,249	21,525,249
120,155,000	Philip Morris International, Inc. 0.10% due 09/17/14	120,139,313	120,139,313
38,452,000	Philip Morris International, Inc. 0.10% due 09/18/14	38,446,873	38,446,873
38,452,000	Precision Castparts Corporation 0.10% due 09/09/14	38,447,834	38,447,834
38,742,000	Precision Castparts Corporation 0.10% due 09/10/14	38,737,695	38,737,695
34,455,000	Procter & Gamble Company 0.09% due 09/02/14	34,452,244	34,452,244
40,655,000	Procter & Gamble Company 0.09% due 09/03/14	40,651,646	40,651,646
21,114,000	Procter & Gamble Company 0.09% due 10/06/14	21,110,516	21,110,660
53,372,000	Procter & Gamble Company 0.09% due 10/08/14	53,362,927	53,363,204
32,181,000	Procter & Gamble Company 0.09% due 10/14/14	32,175,047	32,174,966
32,250,000	Procter & Gamble Company 0.09% due 10/22/14	32,243,389	32,242,937
39,407,000	Procter & Gamble Company 0.10% due 08/15/14	39,405,467	39,405,467
57,814,000	Procter & Gamble Company 0.10% due 09/23/14	57,805,488	57,805,488
25,798,000	Procter & Gamble Company 0.10% due 10/27/14	25,791,765	25,791,757
50,000,000	Schlumberger Investments SA 0.10% due 08/29/14	49,996,111	49,996,111
38,991,000	Schlumberger Investments SA 0.10% due 09/02/14	38,987,534	38,987,534
42,077,000	Schlumberger Investments SA 0.12% due 08/14/14	42,075,177	42,075,177
35,757,000	Schlumberger Investments SA 0.12% due 09/16/14	35,751,517	35,751,517
18,577,000	Time Warner Cable, Inc. 0.28% due 08/01/14	18,577,000	18,577,000
39,407,000	Unilever Capital Corporation 0.10% due 08/11/14	39,405,905	39,405,905
18,808,000	Unilever Capital Corporation 0.11% due 09/08/14	18,805,816	18,805,816
35,757,000	United Parcel Service, Inc. 0.04% due 08/18/14	35,756,325	35,756,325
39,869,000	United Parcel Service, Inc. 0.06% due 08/05/14	39,868,734	39,868,734
36,673,000	United Parcel Service, Inc. 0.06% due 08/08/14	36,672,572	36,672,572

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

21,778,000	Wal-Mart Stores, Inc. 0.08% due 10/28/14	21,773,741	21,772,671
79,339,000	Walt Disney Company 0.07% due 08/14/14	79,336,994	79,336,994
77,981,000	Walt Disney Company 0.07% due 09/19/14	77,973,570	77,973,570
56,544,000	Walt Disney Company 0.08% due 09/19/14	56,537,843	56,537,843
12,899,000	WellPoint, Inc. 0.21% due 10/15/14	12,893,357	12,892,302
Total U.S. Commercial Paper		6,535,333,867	6,535,218,280
Total Commercial Paper		10,526,501,434	10,526,343,103
Total Investment Portfolio Excluding Options Written — 100.15%		$40,008,339,664	51,320,692,415

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Covered Call Options Written — (0.01)%
40,500	Intel Corporation (Premium Received $1,876,318)	$36.00	October 2014	(2,025,000)
Total Investments — 100.14% (Cost: $40,006,463,346)				51,318,667,415
Liabilities in Excess of Other Assets — (0.14)%				(73,545,037)
Net Assets — 100.00%				$51,245,122,378

(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At July 31, 2014, the value of these securities amounted to $66,548,012 or 0.13% of net assets.
(c)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)	At July 31, 2014, all or a portion of this security was segregated to cover collateral requirement for options.
(e)	Securities with a total market value equal to $15,564,875,743 have been fair valued based on fair value adjustment factors at July 31, 2014.
(f)	Represents non-voting class of shares.
(g)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $49,820,042 or 0.10% of net assets.
(h)	Represents securities that are subject to legal or contractual restrictions on resale. At July 31, 2014, the value of these securities amounted to $43,200,469 or 0.08% of net assets.
(i)	Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.
(j)	Payment-in-kind security.
(k)	Inflation protected security.

At July 31, 2014, cost is substantially identical for both book and federal income tax purposes Net unrealized appreciation consisted of:

Gross unrealized appreciation	$12,935,668,096
Gross unrealized depreciation	(1,623,464,027)
Net unrealized appreciation	$11,312,204,069

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
RSP	—	Represents Savings Shares

Currencies
EUR	—	Euro
KRW	—	South Korean Won
SGD	—	Singapore Dollar

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

USD	—	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Emin Leydier SA FRN 8.272% due 07/31/16	07/30/09	$21,369,283	$1.34
FINEL 9.50% due 06/30/17	06/22/05	21,555,398	1.00
FINEL	07/30/09	—	0.48

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2014	UNREALIZED APPRECIATION AT JULY 31, 2014	UNREALIZED DEPRECIATION AT JULY 31, 2014
09/17/14	2,268,000	British Pound	$3,779,917	$3,827,696	$—	$(47,779)
10/15/14	10,769,000	British Pound	18,031,721	18,170,423	—	(138,702)
11/19/14	33,701,000	British Pound	56,380,112	56,868,255	—	(488,143)
12/17/14	17,335,000	British Pound	29,066,981	29,228,627	—	(161,646)
01/14/15	8,921,000	British Pound	15,243,179	15,036,666	206,513	—
09/17/14	379,397,000	Euro	528,374,820	508,102,521	20,272,299	—
10/15/14	219,857,000	Euro	304,678,930	294,469,834	10,209,096	—
11/19/14	442,170,000	Euro	604,542,405	592,168,499	12,373,906	—
12/17/14	19,495,000	Euro	26,386,483	26,117,904	268,579	—
01/14/15	49,663,000	Euro	67,642,496	66,542,533	1,099,963	—
09/17/14	38,580,859,000	Japanese Yen	377,440,729	375,162,601	2,278,128	—
10/15/14	34,316,725,000	Japanese Yen	337,046,486	333,762,726	3,283,760	—
11/19/14	50,581,983,000	Japanese Yen	496,282,807	491,971,325	4,311,482	—
12/17/14	13,988,960,000	Japanese Yen	137,247,584	136,135,978	1,111,606	—
01/14/15	33,384,250,000	Japanese Yen	329,970,299	324,978,581	4,991,718	—
			$3,332,114,949	$3,272,544,169	$60,407,050	$(836,270)

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2013	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31,2014	MARKET VALUE JULY 31,2014	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Alliant Techsystems, Inc.	2,319,923	—	232,266	2,087,657	$271,249,274	$13,823,852	$2,013,606
Berkeley Group Holdings PLC	7,175,381	—	—	7,175,381	295,389,696	—	10,575,046
Catalyst Paper Corporation	1,008,427	—	—	1,008,427	1,868,228	—	—
Chofu Seisakusho Company Limited	3,526,280	—	—	3,526,280	90,843,045	—	984,360
Cintas Corporation	13,051,511	—	3,163,338	9,888,173	618,999,630	71,491,608	10,049,663
City e-Solutions Limited*	20,738,780	—	8,921,226	11,817,554	2,498,956	1,692,433	—
Deltic Timber Corporation	811,480	—	—	811,480	49,581,428	—	243,444
FINEL	12,000,000	—	—	12,000,000	5,784,697	—	—
Hirose Electric Company Limited	2,224,800	—	34,000	2,190,800	307,901,960	791,584	2,127,097
IDACorp, Inc.	3,760,485	—	—	3,760,485	201,373,972	—	4,851,026
Italcementi S.p.A.	4,416,279	18,475,993	1,493,618	21,398,654	158,751,589	(14,001,344)	221,184
MISUMI Group, Inc.*	5,247,260	—	3,393,760	1,853,500	59,070,425	45,387,142	558,393
Mills Music Trust	33,892	—	1,300	32,592	731,690	(19,962)	77,650
NSC Groupe	69,500	—	2,783	66,717	5,622,897	(314,204)	144,808
Namyang Dairy Products Company Limited	39,989	—	—	39,989	33,049,848	—	29,588

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

Neopost SA	2,044,437	—	176,705	1,867,732	131,138,734	(2,832,533)	4,233,734
Robertet SA	157,260	—	—	157,260	35,587,856	—	518,547
Sabeton SA	385,000	—	—	385,000	6,717,828	—	97,996
San Juan Basin Royalty Trust	3,908,035	—	—	3,908,035	67,921,648	—	3,931,053
Scotts Miracle-Gro Company	4,172,577	—	—	4,172,577	221,981,096	—	5,476,507
Shimano, Inc.*	4,713,690	—	647,900	4,065,790	474,643,329	49,501,578	3,717,329
T. Hasegawa Company Limited	5,147,000	—	—	5,147,000	78,303,612	—	922,163
Teradata Corporation	—	8,766,525	—	8,766,525	369,596,694	—	—
Total					$34,88,608,132	$165,520,154	$50,773,194

* Not an affiliated issuer as of July 31, 2014.

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	3.60%
Consumer Staples	1.33
Energy	3.01
Financials	8.19
Health Care	0.85
Industrials	4.33
Information Technology	9.62
Materials	1.46
Utilities	0.39
Total U.S. Common Stocks	32.78
International Common Stocks
Consumer Discretionary	4.18
Consumer Staples	3.68
Energy	3.98
Financials	5.16
Health Care	2.24
Industrials	6.75
Information Technology	3.42
Materials	8.08
Telecommunication Services	1.61
Total International Common Stocks	39.10
International Preferred Stock
Consumer Discretionary	0.30
Total International Preferred Stock	0.30
Investment Company	0.00
Warrant	0.21
Commodity	4.81
U.S. Bonds
Consumer Discretionary	0.01
Government Issues	1.95
Total U.S. Bonds	1.96
International Notes and Bonds
Financials	0.11
Government Issues	0.30
Materials	0.04
Total International Notes and Bonds	0.45

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

Commercial Paper
International Commercial Paper	7.79
U.S. Commercial Paper	12.75
Total Commercial Paper	20.54
Covered Call Options Written	(0.01)

Total Investments	100.14%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

FIRST EAGLE

Overseas Fund

Consolidated Schedule of Investments • Period Ended July 31, 2014 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 71.51%

International Common Stocks — 71.35%

Australia 0.77% (a)
11,735,292	Newcrest Mining Limited (b)	$249,853,632	$117,233,875

Austria 0.85% (a)
4,585,138	Wienerberger AG	65,005,780	68,820,122
1,488,079	OMV AG	60,034,532	59,848,454
		125,040,312	128,668,576
Belgium 0.59%
788,508	Groupe Bruxelles Lambert SA (a)	60,174,722	78,422,879
98,473	Sofina SA	8,428,556	11,103,955
		68,603,278	89,526,834
Bermuda 0.92%
2,105,100	Jardine Matheson Holdings Limited (a)	87,210,493	125,651,524
1,196,644	Hiscox Limited	12,166,508	13,626,879
		99,377,001	139,278,403
Canada 7.14%
5,828,526	Canadian Natural Resources Limited	167,105,513	254,074,234
8,048,898	Cenovus Energy, Inc.	215,355,076	247,101,169
4,331,099	Potash Corporation of Saskatchewan, Inc.	166,886,332	153,710,703
5,364,723	Goldcorp, Inc.	162,169,134	146,993,410
3,533,546	Agnico-Eagle Mines Limited	123,390,960	131,379,791
8,606,885	Penn West Petroleum Limited	134,619,835	66,531,221
14,517,107	Kinross Gold Corporation (b)	73,266,573	57,923,257
1,100,050	EnCana Corporation	14,298,775	23,706,077
1,266,835	Catalyst Paper Corporation (b)(c)(d)	27,586,952	2,346,959
		1,084,679,150	1,083,766,821
Chile 0.26%
1,743,413	Cia Cervecerias Unidas SA, ADR	39,866,733	39,331,397

Denmark 0.34% (a)
1,588,463	ISS A/S (b)	55,245,272	50,933,230

France 10.67%
5,368,416	Bouygues SA (a)	194,664,561	211,477,849
3,263,768	Total SA (a)	159,199,332	210,495,642
5,420,246	Carrefour SA (a)	175,713,229	187,186,824
1,660,633	Sanofi (a)	135,351,026	174,351,231
3,144,820	Compagnie de Saint-Gobain (a)	136,527,801	153,016,937

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.35% — (continued)

France 10.67% — (continued)
4,414,524	Vivendi SA (a)	$122,244,173	$110,796,851
1,079,911	Sodexo (a)	29,578,070	107,330,199
505,501	Wendel SA (a)	10,862,584	66,313,160
801,693	Neopost SA (a)	41,407,216	56,289,128
235,837	Robertet SA (d)	20,591,064	53,369,791
51,500	Robertet SA CI (c)(e)(f)	2,151,628	8,068,447
558,938	Laurent-Perrier (d)	19,851,603	52,016,999
2,853,735	Société Télévision Francaise 1 (a)	39,077,000	42,089,200
648,834	Legrand SA (a)	22,223,920	35,981,567
479,675	Danone SA (a)	35,384,705	34,647,294
442,830	Société Foncière Financière et de Participations (a)(b)	29,139,582	29,624,416
439,144	Numericable Group SA (b)	25,793,853	24,285,881
896,416	Legris Industries SA (b)(c)(d)(e)(g)	23,119,325	20,225,830
364,373	Gaumont SA	21,698,753	18,540,722
146,562	BioMerieux	11,367,766	15,250,889
11,593,581	FINEL (b)(c)(d)(e)(g)(h)	9,166,547	5,588,779
100,000	Sabeton SA (a)	1,463,143	1,744,890
		1,266,576,881	1,618,692,526
Germany 3.17% (a)
2,840,411	HeidelbergCement AG	152,136,558	210,701,016
5,307,391	Deutsche Wohnen AG	53,250,796	114,837,097
2,985,955	Hamburger Hafen und Logistik AG	87,574,307	76,927,671
715,453	Daimler AG	30,368,244	59,038,257
296,503	Fraport AG	8,930,449	19,486,997
		332,260,354	480,991,038
Greece 0.60% (a)
6,106,069	Jumbo SA (b)	27,598,067	91,338,844

Hong Kong 1.66%
7,806,340	Guoco Group Limited	57,283,838	96,797,991
26,269,866	Hopewell Holdings Limited (a)	71,291,727	91,243,201
14,467,116	Great Eagle Holdings Limited (a)	48,191,865	52,058,067
2,257,102	Hysan Development Company Limited (a)	10,623,226	10,833,179
3,734,034	City e-Solutions Limited (a)(b)(c)	111,266	789,604
		187,501,922	251,722,042
Ireland 0.83% (a)
5,148,559	CRH PLC	90,816,794	119,821,108
1,547,320	Beazley PLC	5,085,535	6,354,850
		95,902,329	126,175,958
Israel 0.40% (a)
7,510,515	Israel Chemicals Limited	75,169,596	61,069,873

Italy 0.73%
6,792,782	Italcementi S.p.A. (a)	100,757,497	50,394,055
1,197,736	Italmobiliare S.p.A. RSP (a)	50,324,930	29,863,470

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.35% — (continued)

Italy 0.73% — (continued)
168,142	Italmobiliare S.p.A.	$19,250,153	$6,750,014
1,385,400	Recordati S.p.A. (a)	9,200,042	22,866,951
		179,532,622	109,874,490
Japan 22.72%
1,138,990	SMC Corporation (a)	145,498,233	314,450,715
698,500	Keyence Corporation (a)	127,110,672	304,297,833
1,537,040	Fanuc Corporation (a)	153,201,753	265,647,038
4,170,700	Secom Company Limited (a)	178,984,614	253,687,543
4,256,300	KDDI Corporation (a)	138,369,614	244,664,365
7,118,930	Hoya Corporation (a)	151,068,607	230,500,579
1,827,070	Shimano, Inc. (a)	23,655,152	213,293,502
14,664,200	Astellas Pharma, Inc. (a)	118,711,986	198,855,369
7,316,700	NKSJ Holdings, Inc. (a)	201,780,857	184,757,526
7,730,800	MS&AD Insurance Group Holdings (a)	179,151,117	175,971,197
1,012,000	Hirose Electric Company Limited (a)	111,070,732	142,229,680
5,075,850	Mitsubishi Estate Company Limited (a)	85,221,118	124,120,154
2,146,230	Nissin Foods Holdings Company Limited (a)	76,085,758	117,927,207
5,212,430	Kansai Paint Company Limited (a)	39,682,655	87,348,136
2,500,580	Daiichikosho Company Limited (a)	27,511,807	74,176,576
2,175,460	Nomura Research Institute Limited (a)	41,173,606	68,494,806
2,023,800	Chofu Seisakusho Company Limited (a)(d)	33,120,144	52,136,573
3,206,911	T. Hasegawa Company Limited (a)(d)	43,073,853	48,788,171
6,154,200	Japan Wool Textile Company Limited (a)(d)	46,138,399	47,957,092
508,106	SK Kaken Company Limited	9,470,131	43,220,994
1,299,640	As One Corporation (a)(d)	26,525,156	38,986,935
1,742,124	Nagaileben Company Limited (a)	16,719,913	35,131,048
973,800	MISUMI Group, Inc. (a)	15,488,213	31,034,680
488,980	Shin-Etsu Chemical Company Limited (a)	22,769,653	31,015,099
1,181,300	Nitto Kohki Company Limited (a)(d)	17,493,515	23,711,716
2,068,330	Maezawa Kasei Industries Company Limited (a)(d)	31,939,631	21,714,358
1,620,300	Seikagaku Corporation (a)	11,112,023	19,392,104
303,100	Nitori Holdings Company Limited (a)	12,841,312	17,025,368
384,200	Mandom Corporation (a)	4,309,871	14,062,320
199,150	Kobayashi Pharmaceutical Company Limited (a)	9,171,366	12,345,540
120,900	Ono Pharmaceutical Company Limited (a)	3,621,279	10,226,843
		2,102,072,740	3,447,171,067
Mexico 3.07%
9,067,093	Grupo Televisa S.A.B., ADR	185,978,184	322,697,840
5,543,609	Fresnillo PLC (a)	96,608,773	86,644,507
2,246,692	Industrias Peñoles S.A.B. de C.V.	1,833,690	56,082,327
		284,420,647	465,424,674
Netherlands 1.02%
560,446	HAL Trust	20,803,015	87,189,061
8,457,849	TNT Express NV (a)	82,613,793	68,154,646
		103,416,808	155,343,707

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.35% — (continued)

Norway 0.68% (a)
11,393,841	Orkla ASA	$83,103,593	$103,132,271

Russia 0.40% (a)
8,297,382	Gazprom OAO, ADR	55,920,439	60,543,424

Singapore 2.26%
25,512,113	Haw Par Corporation Limited (d)	76,875,317	175,057,064
62,303,015	ComfortDelGro Corporation Limited (a)	58,914,366	128,763,776
16,373,450	Singapore Airport Terminal Services Limited (a)	18,528,182	39,373,298
		154,317,865	343,194,138
South Africa 0.94%
5,312,877	AngloGold Ashanti Limited, ADR (b)	85,033,348	91,328,356
12,311,178	Gold Fields Limited, ADR	110,560,691	48,506,041
630,233	Harmony Gold Mining Company Limited, ADR (b)	5,407,693	1,909,606
		201,001,732	141,744,003
South Korea 2.92%
2,079,636	KT&G Corporation (a)	121,672,848	200,901,370
1,293,738	Kia Motors Corporation (a)	73,235,904	75,949,846
35,325	Lotte Confectionery Company Limited	12,445,892	72,000,657
186,884	Nong Shim Company Limited (a)	43,886,371	47,375,612
872,463	Fursys, Inc. (a)(d)	10,110,165	28,037,692
22,950	Namyang Dairy Products Company Limited (a)	4,912,653	18,967,566
		266,263,833	443,232,743
Sweden 1.06% (a)
3,013,030	Investor AB, Class ‘A’	59,333,861	106,069,916
1,515,198	Investor AB, Class ‘B’	29,407,014	54,469,785
		88,740,875	160,539,701
Switzerland 3.11% (a)
2,810,500	Nestlé SA	92,700,397	208,089,429
2,413,791	Pargesa Holding SA	129,478,662	204,314,543
134,216	Rieter Holding AG	16,465,078	31,100,303
137,452	Kuehne & Nagel International AG	1,733,811	18,330,294
56,784	Autoneum Holding AG	2,603,284	9,716,051
		242,981,232	471,550,620
Taiwan 0.36% (a)
20,184,980	Taiwan Secom Company Limited	32,105,415	54,208,342

Thailand 0.94% (a)
14,930,059	Bangkok Bank PCL, NVDR	51,798,333	90,313,045
107,574,685	Thai Beverage PCL	17,893,710	52,741,863
		69,692,043	143,054,908
Turkey 0.22% (a)
3,744,290	Yazicilar Holding AS	25,779,871	33,463,577

United Kingdom 2.72% (a)
3,194,828	Berkeley Group Holdings PLC	38,894,900	131,521,834

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.35% — (continued)

United Kingdom 2.72% — (continued)
3,995,640	GlaxoSmithKline PLC	$76,140,895	$96,289,857
1,318,382	British American Tobacco PLC	69,883,367	77,233,938
2,055,388	Anglo American PLC	51,610,549	55,199,417
18,505,054	WM Morrison Supermarkets PLC	80,089,165	52,522,890
		316,618,876	412,767,936
Total International Common Stocks		7,913,643,118	10,823,975,018

U.S. Common Stock — 0.16%

Materials 0.16%
958,483	Newmont Mining Corporation	26,165,171	23,875,811
Total Common Stocks		7,939,808,289	10,847,850,829

International Preferred Stocks — 0.56%

Germany 0.49%
769,870	Hornbach Holding AG	19,562,235	74,636,767

South Korea 0.07%
27,183	Namyang Dairy Products Company Limited	387,444	9,560,397

Total International Preferred Stocks		19,949,679	84,197,164

Investment Company — 0.00%
18,446	State Street Institutional U.S. Government Money Market Fund, Institutional Class	18,446	18,446

Right — 0.00%
55,324	Pfleiderer Atlantik Raco Rights (b)(c)(e)	16,617	0

OUNCES

Commodity — 4.90%
580,277	Gold bullion (b)	435,447,360	743,978,641

PRINCIPAL

Term Loans — 0.03%

Germany 0.03%
92 EUR	Atlantik Commitment Fee Facility due 02/01/20 (b)(c)(e)	0	0
568,033 EUR	Atlantik Duration Fee Facility due 02/01/20 (b)(c)(e)	0	0
28,263 EUR	Atlantik FX Repayment Facility due 02/01/20 (b)(c)(e)	0	0
1,880,723 EUR	Atlantik Senior Debt 79.5M 6.00% due 02/01/20 (c)(i)	2,553,647	1,573,989
371,719 EUR	Atlantik Senior Debt Term Facility 1A 6.00% due 02/01/20 (c)(i)	504,720	311,094
364,387 EUR	Atlantik Senior Debt Term Facility 2A 6.00% due 02/01/20 (c)(i)	494,765	304,958
346,348 EUR	Atlantik Senior Debt Term Facility 3A 6.00% due 02/01/20 (c)(i)	470,272	289,861
219,842 EUR	Atlantik Senior Debt Term Facility 4A 6.00% due 02/01/20 (c)(i)	298,502	183,987

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

Germany 0.03% — (continued)
1,952,268 EUR	Atlantik Standstill Accrued Interest Facility due 02/01/20 (b)(c)(e)	$0	$0
4,000,000 EUR	Atlantik Subordinated Debt 79.5M 15.00% due 02/01/20 (c)(i)	5,431,204	669,525
790,586 EUR	Atlantik Subordinated Debt Term Facility 1A 15.00% due 02/01/20 (c)(i)	1,073,458	132,329
774,993 EUR	Atlantik Subordinated Debt Term Facility 2A 15.00% due 02/01/20 (c)(i)	1,052,286	129,719
744,000 EUR	Atlantik Subordinated Debt Term Facility 3A 15.00% due 02/01/20 (c)(i)	1,003,825	124,532
472,000 EUR	Atlantik Subordinated Debt Term Facility 4A 15.00% due 02/01/20 (c)(i)	637,170	79,004
753,155 EUR	Pfleiderer AG Term Facility 3A 4.19% due 11/30/16 (c)(i)(j)	1,016,066	756,384
477,808 EUR	Pfleiderer AG Term Facility 4A 4.19% due 11/30/16 (c)(i)(j)	644,945	479,857
Total Term Loans		15,180,860	5,035,239

International Bonds — 1.10%

International Convertible Bond — 0.12%

Mauritius 0.12%
18,400,000 USD	Golden Agri-Resources Limited 2.50% due 10/04/17 (c)(k)(l)	17,192,690	18,262,000

International Corporate Bonds — 0.73%

France 0.18%
10,000,000 EUR	Emin Leydier SA FRN 8.272% due 07/31/16 (c)(e)(g)(j)	14,240,891	13,390,502
11,504,021 EUR	FINEL 9.50% due 06/30/17 (c)(e)(g)	14,365,843	11,553,346
1,950,000 EUR	Wendel SA 4.875% due 09/21/15	2,236,891	2,736,614
		30,843,625	27,680,462
South Africa 0.55%
73,500,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	73,769,788	83,440,875
Total International Corporate Bonds		104,613,413	111,121,337

International Government Bond — 0.25%

Singapore 0.25%
45,219,000 SGD	Singapore Government Bond 2.375% due 04/01/17	38,101,651	38,084,076
Total International Bonds		159,907,754	167,467,413

Commercial Paper — 21.60%

International Commercial Paper — 8.89%

Canada 1.19%
11,162,000 USD	Suncor Energy, Inc. 0.19% due 08/01/14	11,162,000	11,162,000

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 8.89% — (continued)

Canada 1.19% — (continued)
9,327,000 USD	Suncor Energy, Inc. 0.19% due 08/08/14	$9,326,656	$9,326,656
6,254,000 USD	Suncor Energy, Inc. 0.22% due 09/05/14	6,252,662	6,252,662
11,258,000 USD	Suncor Energy, Inc. 0.23% due 09/15/14	11,254,763	11,254,763
5,796,000 USD	Suncor Energy, Inc. 0.24% due 09/24/14	5,793,914	5,793,914
7,251,000 USD	Suncor Energy, Inc. 0.24% due 10/16/14	7,247,326	7,246,642
26,828,000 USD	Total Capital Limited 0.09% due 08/05/14	26,827,731	26,827,731
32,748,000 USD	Total Capital Limited 0.09% due 08/19/14	32,746,526	32,746,526
16,641,000 USD	Total Capital Limited 0.09% due 10/14/14	16,637,922	16,635,800
32,191,000 USD	Total Capital Limited 0.10% due 08/14/14	32,189,838	32,189,838
20,388,000 USD	Total Capital Limited 0.10% due 10/17/14	20,383,639	20,381,286

France 2.24%
4,660,000 USD	Essilor International 0.10% due 08/04/14	4,659,961	4,659,961
12,283,000 USD	Essilor International 0.12% due 08/18/14	12,282,304	12,282,304
39,738,000 USD	Essilor International 0.13% due 09/11/14	39,732,117	39,732,117
23,842,000 USD	Essilor International 0.13% due 09/17/14	23,837,953	23,837,953
10,591,000 USD	GDF Suez SA 0.13% due 08/14/14	10,590,503	10,590,503
5,520,000 USD	GDF Suez SA 0.14% due 09/05/14	5,519,249	5,519,249
4,182,000 USD	GDF Suez SA 0.14% due 09/08/14	4,181,382	4,181,382
5,863,000 USD	GDF Suez SA 0.14% due 09/09/14	5,862,111	5,862,111
11,062,000 USD	GDF Suez SA 0.15% due 08/11/14	11,061,539	11,061,539
11,646,000 USD	GDF Suez SA 0.15% due 09/05/14	11,644,302	11,644,302
16,865,000 USD	GDF Suez SA 0.16% due 08/01/14	16,865,000	16,865,000
7,006,000 USD	GDF Suez SA 0.16% due 08/05/14	7,005,875	7,005,875
8,757,000 USD	GDF Suez SA 0.16% due 08/06/14	8,756,805	8,756,805

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 8.89% — (continued)

France 2.24% — (continued)
5,856,000 USD	GDF Suez SA 0.16% due 08/18/14	$5,855,558	$5,855,558
4,714,000 USD	GDF Suez SA 0.16% due 10/01/14	4,712,722	4,712,612
15,187,000 USD	Sanofi 0.09% due 09/08/14	15,185,557	15,185,557
23,543,000 USD	Sanofi 0.10% due 09/12/14	23,540,253	23,540,253
20,781,000 USD	Sanofi 0.10% due 09/15/14	20,778,402	20,778,402
22,915,000 USD	Sanofi 0.10% due 09/19/14	22,911,881	22,911,881
35,958,000 USD	Sanofi 0.12% due 09/05/14	35,953,805	35,953,805
21,648,000 USD	Électricité de France SA 0.11% due 10/01/14	21,643,965	21,640,505
7,773,000 USD	Électricité de France SA 0.14% due 08/06/14	7,772,849	7,772,849
9,772,000 USD	Électricité de France SA 0.14% due 09/29/14	9,769,758	9,769,758
10,147,000 USD	Électricité de France SA 0.14% due 10/08/14	10,144,316	10,142,994

Germany 0.47%
6,605,000 USD	BASF AG 0.10% due 09/22/14	6,604,046	6,604,046
19,908,000 USD	Siemens Company 0.09% due 08/25/14	19,906,805	19,906,805
14,532,000 USD	Siemens Company 0.11% due 09/18/14	14,529,869	14,529,869
30,744,000 USD	Siemens Company 0.11% due 09/22/14	30,739,115	30,739,115

Italy 0.06%
4,805,000 USD	Eni S.p.A. 0.25% due 08/01/14	4,805,000	4,805,000
3,530,000 USD	Eni S.p.A. 0.26% due 08/06/14	3,529,873	3,529,873

Japan 0.16%
8,851,000 USD	Honda Corporation 0.09% due 08/13/14	8,850,735	8,850,735
15,303,000 USD	Honda Corporation 0.11% due 09/08/14	15,301,223	15,301,223

Switzerland 2.68%
10,627,000 USD	Nestlé SA 0.05% due 08/04/14	10,626,956	10,626,956
15,545,000 USD	Nestlé SA 0.05% due 09/04/14	15,544,266	15,544,266

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 8.89% — (continued)

Switzerland 2.68% — (continued)
19,495,000 USD	Nestlé SA 0.06% due 09/18/14	$19,493,440	$19,493,440
15,636,000 USD	Nestlé SA 0.06% due 09/23/14	15,634,619	15,634,619
17,722,000 USD	Nestlé SA 0.06% due 09/26/14	17,720,346	17,720,346
19,494,000 USD	Nestlé SA 0.07% due 08/11/14	19,493,621	19,493,621
12,133,000 USD	Nestlé SA 0.07% due 09/24/14	12,131,726	12,131,726
11,068,000 USD	Nestlé SA 0.07% due 10/20/14	11,066,278	11,065,659
7,832,000 USD	Nestlé SA 0.08% due 08/04/14	7,831,948	7,831,948
14,872,000 USD	Nestlé SA 0.08% due 08/19/14	14,871,405	14,871,405
8,749,000 USD	Nestlé SA 0.08% due 08/22/14	8,748,592	8,748,592
15,735,000 USD	Nestlé SA 0.09% due 09/10/14	15,733,426	15,733,426
16,887,000 USD	Nestlé SA 0.09% due 10/09/14	16,884,087	16,884,143
21,076,000 USD	Nestlé SA 0.09% due 10/21/14	21,071,732	21,071,439
37,105,000 USD	Nestlé SA 0.10% due 10/06/14	37,098,197	37,098,599
20,929,000 USD	Roche Holdings, Inc. 0.06% due 08/04/14	20,928,895	20,928,895
15,545,000 USD	Roche Holdings, Inc. 0.06% due 08/06/14	15,544,870	15,544,870
7,430,000 USD	Roche Holdings, Inc. 0.06% due 08/07/14	7,429,926	7,429,926
14,236,000 USD	Roche Holdings, Inc. 0.06% due 09/11/14	14,235,027	14,235,027
15,556,000 USD	Roche Holdings, Inc. 0.07% due 09/04/14	15,554,972	15,554,972
9,063,000 USD	Roche Holdings, Inc. 0.07% due 09/05/14	9,062,383	9,062,383
14,856,000 USD	Roche Holdings, Inc. 0.07% due 09/11/14	14,854,816	14,854,816
2,824,000 USD	Roche Holdings, Inc. 0.08% due 08/04/14	2,823,981	2,823,981
1,811,000 USD	Roche Holdings, Inc. 0.08% due 08/13/14	1,810,952	1,810,952
10,561,000 USD	Roche Holdings, Inc. 0.08% due 08/15/14	10,560,671	10,560,671
20,496,000 USD	Roche Holdings, Inc. 0.08% due 09/03/14	20,494,497	20,494,497

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 8.89% — (continued)

Switzerland 2.68% — (continued)
9,525,000 USD	Roche Holdings, Inc. 0.08% due 10/02/14	$9,523,688	$9,522,633
9,759,000 USD	Roche Holdings, Inc. 0.08% due 10/06/14	9,757,569	9,756,366
10,214,000 USD	Roche Holdings, Inc. 0.10% due 08/05/14	10,213,887	10,213,887

United Kingdom 2.09%
10,138,000 USD	AstraZeneca PLC 0.07% due 08/01/14	10,138,000	10,138,000
12,071,000 USD	AstraZeneca PLC 0.08% due 08/08/14	12,070,812	12,070,812
19,270,000 USD	AstraZeneca PLC 0.08% due 08/15/14	19,269,400	19,269,400
13,054,000 USD	AstraZeneca PLC 0.08% due 08/18/14	13,053,507	13,053,507
20,579,000 USD	AstraZeneca PLC 0.08% due 08/20/14	20,578,131	20,578,131
8,448,000 USD	AstraZeneca PLC 0.08% due 08/21/14	8,447,625	8,447,625
17,424,000 USD	AstraZeneca PLC 0.08% due 09/09/14	17,422,490	17,422,490
8,100,000 USD	AstraZeneca PLC 0.08% due 09/16/14	8,099,172	8,099,172
12,766,000 USD	AstraZeneca PLC 0.09% due 08/12/14	12,765,649	12,765,649
32,490,000 USD	AstraZeneca PLC 0.09% due 09/04/14	32,487,238	32,487,238
16,432,000 USD	AstraZeneca PLC 0.09% due 09/12/14	16,430,275	16,430,275
4,148,000 USD	Centrica PLC 0.32% due 09/02/14	4,146,820	4,146,820
4,503,000 USD	Centrica PLC 0.32% due 09/05/14	4,501,599	4,501,599
12,846,000 USD	Centrica PLC 0.36% due 08/04/14	12,845,615	12,845,615
9,063,000 USD	Centrica PLC 0.37% due 10/02/14	9,057,381	9,058,686
10,814,000 USD	Centrica PLC 0.43% due 08/04/14	10,813,621	10,813,621
23,232,000 USD	GlaxoSmithKline PLC 0.09% due 08/18/14	23,231,013	23,231,013
7,196,000 USD	GlaxoSmithKline PLC 0.09% due 08/26/14	7,195,550	7,195,550
29,267,000 USD	GlaxoSmithKline PLC 0.12% due 09/15/14	29,262,610	29,262,610
3,858,000 USD	GlaxoSmithKline PLC 0.12% due 10/02/14	3,857,203	3,856,839

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 8.89% — (continued)

United Kingdom 2.09% — (continued)
28,472,000 USD	GlaxoSmithKline PLC 0.13% due 10/14/14	$28,464,391	$28,461,323
12,688,000 USD	Reed Elsevier, Inc. 0.26% due 09/08/14	12,684,518	12,684,518
Total International Commercial Paper		1,347,927,203	1,347,912,313

U.S. Commercial Paper — 12.71%
$15,556,000	3M Company 0.08% due 09/08/14	15,554,686	15,554,686
17,323,000	3M Company 0.08% due 09/10/14	17,321,460	17,321,460
8,315,000	Abbott Laboratories 0.08% due 08/21/14	8,314,630	8,314,630
10,574,000	Abbott Laboratories 0.08% due 08/26/14	10,573,413	10,573,413
10,881,000	Abbott Laboratories 0.09% due 08/21/14	10,880,456	10,880,456
11,101,000	Abbott Laboratories 0.10% due 08/04/14	11,100,908	11,100,908
11,915,000	Abbott Laboratories 0.10% due 08/11/14	11,914,669	11,914,669
5,296,000	Abbott Laboratories 0.10% due 08/12/14	5,295,838	5,295,838
6,141,000	Abbott Laboratories 0.10% due 08/15/14	6,140,761	6,140,761
7,194,000	Abbott Laboratories 0.10% due 08/21/14	7,193,600	7,193,600
10,853,000	Abbott Laboratories 0.10% due 08/25/14	10,851,625	10,851,625
16,396,000	Abbott Laboratories 0.10% due 09/03/14	16,394,497	16,394,497
2,897,000	Abbott Laboratories 0.10% due 09/15/14	2,896,638	2,896,638
26,047,000	Abbott Laboratories 0.10% due 09/16/14	26,043,672	26,043,672
5,204,000	Abbott Laboratories 0.10% due 10/01/14	5,203,118	5,203,274
4,622,000	Abbott Laboratories 0.10% due 10/07/14	4,621,140	4,621,258
4,317,000	Abbott Laboratories 0.10% due 10/08/14	4,316,185	4,316,289
11,430,000	Abbott Laboratories 0.10% due 10/17/14	11,427,555	11,427,722
7,807,000	Abbott Laboratories 0.10% due 10/20/14	7,805,265	7,805,349
1,607,000	Abbott Laboratories 0.10% due 10/24/14	1,606,625	1,606,632
11,408,000	Apple, Inc. 0.07% due 09/10/14	11,407,113	11,407,113
5,153,000	Apple, Inc. 0.08% due 08/13/14	5,152,863	5,152,863
31,392,000	Apple, Inc. 0.09% due 10/09/14	31,386,585	31,383,028
14,707,000	Apple, Inc. 0.09% due 10/15/14	14,704,243	14,702,311
16,073,000	Apple, Inc. 0.09% due 10/16/14	16,069,946	16,067,808
7,339,000	Apple, Inc. 0.09% due 10/22/14	7,337,496	7,336,377
9,174,000	Apple, Inc. 0.09% due 10/23/14	9,172,096	9,170,661
12,688,000	Caterpillar Financial Services Company 0.09% due 10/01/14	12,686,065	12,685,116
17,873,000	Caterpillar Financial Services Company 0.10% due 08/12/14	17,872,454	17,872,454
10,131,000	Caterpillar Financial Services Company 0.10% due 08/20/14	10,130,465	10,130,465
10,131,000	Caterpillar Financial Services Company 0.10% due 08/21/14	10,130,437	10,130,437
10,867,000	Caterpillar Financial Services Company 0.11% due 10/14/14	10,864,543	10,863,717
11,024,000	Chevron Corporation 0.07% due 08/05/14	11,023,914	11,023,914
10,593,000	Chevron Corporation 0.07% due 08/06/14	10,592,897	10,592,897
10,593,000	Chevron Corporation 0.07% due 08/07/14	10,592,876	10,592,876

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.71% — (continued)
$10,591,000	Chevron Corporation 0.07% due 08/08/14	$10,590,856	$10,590,856
23,971,000	Chevron Corporation 0.07% due 08/15/14	23,970,347	23,970,347
10,954,000	Chevron Corporation 0.08% due 08/18/14	10,953,586	10,953,586
14,942,000	Chevron Corporation 0.08% due 09/02/14	14,940,937	14,940,937
10,954,000	Chevron Corporation 0.08% due 09/08/14	10,953,075	10,953,075
10,954,000	Chevron Corporation 0.08% due 09/10/14	10,953,026	10,953,026
10,954,000	Chevron Corporation 0.08% due 09/11/14	10,953,002	10,953,002
11,009,000	Chevron Corporation 0.08% due 09/17/14	11,007,850	11,007,850
15,807,000	Chevron Corporation 0.08% due 10/07/14	15,804,647	15,802,670
14,287,000	Chevron Corporation 0.08% due 10/15/14	14,284,619	14,282,445
10,332,000	Chevron Corporation 0.09% due 09/02/14	10,331,173	10,331,173
16,441,000	Chevron Corporation 0.09% due 10/15/14	16,437,917	16,435,759
9,063,000	Chevron Corporation 0.09% due 10/17/14	9,061,255	9,060,016
15,385,000	Chevron Corporation 0.09% due 10/20/14	15,381,923	15,379,669
12,283,000	Church & Dwight Company, Inc. 0.25% due 08/08/14	12,282,403	12,282,403
4,314,000	Coca-Cola Company 0.07% due 08/19/14	4,313,860	4,313,860
18,869,000	Coca-Cola Company 0.09% due 08/07/14	18,868,717	18,868,717
16,420,000	Coca-Cola Company 0.09% due 08/08/14	16,419,713	16,419,713
15,197,000	Coca-Cola Company 0.09% due 08/13/14	15,196,544	15,196,544
5,569,000	Coca-Cola Company 0.10% due 08/01/14	5,569,000	5,569,000
9,060,000	Coca-Cola Company 0.10% due 08/07/14	9,059,849	9,059,849
10,724,000	Coca-Cola Company 0.10% due 08/15/14	10,723,583	10,723,583
10,591,000	Coca-Cola Company 0.10% due 08/19/14	10,590,470	10,590,470
10,078,000	Coca-Cola Company 0.10% due 09/10/14	10,076,880	10,076,880
12,605,000	Coca-Cola Company 0.10% due 09/19/14	12,603,284	12,603,284
20,848,000	Coca-Cola Company 0.10% due 09/22/14	20,844,989	20,844,989
8,991,000	Coca-Cola Company 0.11% due 08/05/14	8,990,890	8,990,890
9,834,000	Coca-Cola Company 0.11% due 09/24/14	9,832,377	9,832,377
19,819,000	ConocoPhillips 0.09% due 08/11/14	19,818,505	19,818,505
7,241,000	ConocoPhillips 0.11% due 10/21/14	7,239,208	7,238,939
6,865,000	ConocoPhillips 0.13% due 09/18/14	6,863,810	6,863,810
3,934,000	Corning, Inc. 0.17% due 08/13/14	3,933,777	3,933,777
6,605,000	Corning, Inc. 0.17% due 09/04/14	6,603,940	6,603,940
4,762,000	Corning, Inc. 0.17% due 09/23/14	4,760,808	4,760,808
8,991,000	Corning, Inc. 0.18% due 08/01/14	8,991,000	8,991,000
10,946,000	Corning, Inc. 0.18% due 08/11/14	10,945,453	10,945,453
7,752,000	Corning, Inc. 0.18% due 08/28/14	7,750,953	7,750,953
7,196,000	Devon Energy Corporation 0.20% due 08/20/14	7,195,240	7,195,240
5,729,000	Dominion Resources, Inc. 0.22% due 08/01/14	5,729,000	5,729,000
6,075,000	DuPont 0.07% due 08/13/14	6,074,858	6,074,858
13,868,000	DuPont 0.09% due 09/09/14	13,866,648	13,866,648
51,865,000	Ebay, Inc. 0.10% due 08/12/14	51,863,415	51,863,415
14,236,000	Emerson Electric Company 0.07% due 08/20/14	14,235,474	14,235,474
6,125,000	Emerson Electric Company 0.08% due 08/14/14	6,124,823	6,124,823
13,229,000	Emerson Electric Company 0.10% due 08/11/14	13,228,633	13,228,633
11,772,000	Emerson Electric Company 0.10% due 09/02/14	11,770,954	11,770,954
7,083,000	Exxon Mobil Corporation 0.07% due 08/08/14	7,082,904	7,082,904

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.71% — (continued)
$10,876,000	Exxon Mobil Corporation 0.07% due 09/23/14	$10,874,879	$10,874,879
10,111,000	Exxon Mobil Corporation 0.07% due 10/01/14	10,109,801	10,108,545
10,111,000	Exxon Mobil Corporation 0.07% due 10/02/14	10,109,781	10,108,487
8,430,000	Exxon Mobil Corporation 0.07% due 10/16/14	8,428,754	8,427,277
11,258,000	Exxon Mobil Corporation 0.08% due 09/30/14	11,256,499	11,255,310
7,923,000	Google, Inc. 0.08% due 08/13/14	7,922,789	7,922,789
15,187,000	Google, Inc. 0.08% due 10/08/14	15,184,705	15,184,497
9,834,000	Google, Inc. 0.09% due 09/16/14	9,832,869	9,832,869
8,084,000	Google, Inc. 0.09% due 10/08/14	8,082,626	8,082,668
6,929,000	Hasbro, Inc. 0.25% due 09/17/14	6,926,738	6,926,738
12,846,000	Honeywell International, Inc. 0.11% due 09/23/14	12,843,920	12,843,920
10,078,000	Honeywell International, Inc. 0.11% due 09/25/14	10,076,306	10,076,306
20,157,000	Honeywell International, Inc. 0.12% due 10/22/14	20,151,490	20,149,891
14,878,000	International Business Machines Corporation 0.09% due 08/01/14	14,878,000	14,878,000
9,741,000	International Business Machines Corporation 0.09% due 08/13/14	9,740,708	9,740,708
13,860,000	International Business Machines Corporation 0.09% due 08/20/14	13,859,342	13,859,342
19,581,000	International Business Machines Corporation 0.09% due 09/03/14	19,579,385	19,579,385
23,292,000	International Business Machines Corporation 0.09% due 09/04/14	23,290,020	23,290,020
23,292,000	International Business Machines Corporation 0.09% due 09/05/14	23,289,962	23,289,962
20,623,000	International Business Machines Corporation 0.10% due 09/17/14	20,620,308	20,620,308
20,848,000	International Business Machines Corporation 0.10% due 09/18/14	20,845,220	20,845,220
7,243,000	International Business Machines Corporation 0.10% due 09/22/14	7,241,954	7,241,954
4,170,000	McDonald’s Corporation 0.09% due 09/25/14	4,169,427	4,169,427
16,073,000	Merck & Company, Inc. 0.07% due 09/03/14	16,071,969	16,071,969
14,383,000	MetLife 0.11% due 08/11/14	14,382,561	14,382,561
7,378,000	MetLife 0.12% due 10/02/14	7,376,475	7,376,037
9,525,000	MetLife 0.13% due 10/01/14	9,522,902	9,522,523
9,525,000	MetLife 0.13% due 10/07/14	9,522,696	9,522,211
10,991,000	MetLife 0.14% due 09/12/14	10,989,205	10,989,205
22,202,000	Microsoft Corporation 0.09% due 08/06/14	22,201,722	22,201,722
12,688,000	Omnicom Group, Inc. 0.26% due 08/20/14	12,686,259	12,686,259
12,688,000	Omnicom Group, Inc. 0.26% due 08/21/14	12,686,167	12,686,167
12,688,000	Omnicom Group, Inc. 0.26% due 08/22/14	12,686,076	12,686,076
10,125,000	Omnicom Group, Inc. 0.27% due 09/09/14	10,122,038	10,122,038
20,886,000	PepsiCo, Inc. 0.06% due 08/06/14	20,885,826	20,885,826
16,743,000	PepsiCo, Inc. 0.06% due 08/07/14	16,742,833	16,742,833
5,621,000	PepsiCo, Inc. 0.06% due 08/19/14	5,620,831	5,620,831
20,157,000	PepsiCo, Inc. 0.06% due 08/27/14	20,156,127	20,156,127
17,722,000	PepsiCo, Inc. 0.06% due 09/02/14	17,721,055	17,721,055

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.71% — (continued)
$10,111,000	PepsiCo, Inc. 0.07% due 09/11/14	$10,110,194	$10,110,194
4,503,000	PepsiCo, Inc. 0.07% due 09/12/14	4,502,632	4,502,632
5,037,000	PepsiCo, Inc. 0.07% due 09/16/14	5,036,549	5,036,549
7,068,000	Philip Morris International, Inc. 0.08% due 09/03/14	7,067,482	7,067,482
13,868,000	Philip Morris International, Inc. 0.08% due 09/11/14	13,866,736	13,866,736
11,258,000	Philip Morris International, Inc. 0.08% due 09/12/14	11,256,949	11,256,949
6,344,000	Philip Morris International, Inc. 0.08% due 09/19/14	6,343,309	6,343,309
10,111,000	Philip Morris International, Inc. 0.09% due 09/12/14	10,109,938	10,109,938
7,196,000	Philip Morris International, Inc. 0.09% due 09/18/14	7,195,136	7,195,136
10,824,000	Philip Morris International, Inc. 0.09% due 10/20/14	10,821,835	10,819,519
8,296,000	Philip Morris International, Inc. 0.10% due 09/15/14	8,294,963	8,294,963
28,472,000	Philip Morris International, Inc. 0.10% due 09/16/14	28,468,362	28,468,362
29,845,000	Philip Morris International, Inc. 0.10% due 09/17/14	29,841,104	29,841,104
11,548,000	Philip Morris International, Inc. 0.10% due 09/18/14	11,546,460	11,546,460
11,548,000	Precision Castparts Corporation 0.10% due 09/09/14	11,546,749	11,546,749
11,258,000	Precision Castparts Corporation 0.10% due 09/10/14	11,256,749	11,256,749
15,545,000	Procter & Gamble Company 0.09% due 09/02/14	15,543,756	15,543,756
12,345,000	Procter & Gamble Company 0.09% due 09/03/14	12,343,982	12,343,982
6,112,000	Procter & Gamble Company 0.09% due 10/06/14	6,110,992	6,111,033
13,868,000	Procter & Gamble Company 0.09% due 10/08/14	13,865,643	13,865,715
7,921,000	Procter & Gamble Company 0.09% due 10/14/14	7,919,535	7,919,515
8,257,000	Procter & Gamble Company 0.09% due 10/22/14	8,255,307	8,255,192
10,593,000	Procter & Gamble Company 0.10% due 08/15/14	10,592,588	10,592,588
17,186,000	Procter & Gamble Company 0.10% due 09/23/14	17,183,470	17,183,470
19,518,000	Procter & Gamble Company 0.10% due 10/27/14	19,513,283	19,513,277
11,009,000	Schlumberger Investments SA 0.10% due 09/02/14	11,008,021	11,008,021
7,923,000	Schlumberger Investments SA 0.12% due 08/14/14	7,922,657	7,922,657
10,561,000	Schlumberger Investments SA 0.12% due 09/16/14	10,559,381	10,559,381
6,423,000	Time Warner Cable, Inc. 0.28% due 08/01/14	6,423,000	6,423,000
10,593,000	Unilever Capital Corporation 0.10% due 08/11/14	10,592,706	10,592,706
5,792,000	Unilever Capital Corporation 0.11% due 09/08/14	5,791,327	5,791,327
10,561,000	United Parcel Service, Inc. 0.04% due 08/18/14	10,560,801	10,560,801
10,131,000	United Parcel Service, Inc. 0.06% due 08/05/14	10,130,932	10,130,932
5,833,000	United Parcel Service, Inc. 0.06% due 08/08/14	5,832,932	5,832,932
15,222,000	Wal-Mart Stores, Inc. 0.08% due 10/28/14	15,219,023	15,218,275
20,661,000	Walt Disney Company 0.07% due 08/14/14	20,660,478	20,660,478
22,019,000	Walt Disney Company 0.07% due 09/19/14	22,016,902	22,016,902
15,166,000	Walt Disney Company 0.08% due 09/19/14	15,164,349	15,164,349
9,759,000	WellPoint, Inc. 0.21% due 10/15/14	9,754,730	9,753,932
Total U.S. Commercial Paper		1,928,578,076	1,928,544,512
Total Commercial Paper		3,276,505,279	3,276,456,825
Total Investments — 99.70%		$11,846,834,284	15,125,004,557
Other Assets in Excess of Liabilities — 0.30%			45,073,842
Net Assets — 100.00%			$15,170,078,399

(a)	Securities with a total market value equal to $8,477,258,677 have been fair valued based on fair value adjustment factors at July 31, 2014.
(b)	Non-income producing security/commodity.

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

(c)	Security is deemed illiquid. At July 31, 2014, the value of these securities amounted to $85,260,706 or 0.56% of net assets.
(d)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $58,826,904 or 0.39% of net assets.
(f)	Represents non-voting class of shares.
(g)	Represents securities that are subject to legal or contractual restrictions on resale. At July 31, 2014, the value of these securities amounted to $50,758,457 or 0.33% of net assets.
(h)	Held through Financiere Bleue, LLC, wholly owned holding company and disregarded entity for U.S. tax purposes.
(i)	Payment-in-kind security.
(j)	Floating rate security. Rate shown is the rate in effect at July 31, 2014.
(k)	This security is convertible until September 27, 2017.
(l)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At July 31, 2014, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,848,394,177
Gross unrealized depreciation	(570,223,904)
Net unrealized appreciation	$3,278,170,273

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Savings Shares

Currencies
EUR	—	Euro
SGD	—	Singapore Dollar
USD	—	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Emin Leydier SA FRN 8.272% due 07/31/16	07/30/09	$14,240,891	$1.34
FINEL 9.50% due 06/30/17	06/22/05	14,365,843	1.00
FINEL	07/14/09	9,166,547	0.48
Legris Industries SA	04/30/04	23,119,325	22.56

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2014	UNREALIZED APPRECIATION AT JULY 31, 2014	UNREALIZED DEPRECIATION AT JULY 31, 2014
10/15/14	3,842,000	British Pound	$6,433,083	$6,482,567	$—	$(49,484)
11/19/14	15,970,000	British Pound	26,717,995	26,948,306	—	(230,311)
12/17/14	8,201,000	British Pound	13,751,273	13,827,746	—	(76,473)
01/14/15	4,165,000	British Pound	7,116,673	7,020,257	96,416	—
09/17/14	203,672,000	Euro	283,647,884	272,765,089	10,882,795	—

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

10/15/14	114,699,000	Euro	158,950,448	153,624,381	5,326,067	—
11/19/14	232,369,000	Euro	318,075,772	311,201,188	6,874,584	—
12/17/14	13,243,000	Euro	17,924,401	17,741,955	182,446	—
01/14/15	57,343,000	Euro	78,102,886	76,832,822	1,270,064	—
09/17/14	20,580,450,000	Japanese Yen	201,340,775	200,125,538	1,215,237	—
10/15/14	16,785,315,000	Japanese Yen	164,859,305	163,253,122	1,606,183	—
11/19/14	26,609,862,000	Japanese Yen	261,132,728	258,817,807	2,314,921	—
12/17/14	5,731,657,000	Japanese Yen	56,234,064	55,778,609	455,455	—
01/14/15	18,808,837,000	Japanese Yen	185,906,754	183,094,397	2,812,357	—
			$1,780,194,041	$1,747,513,784	$33,036,525	$(356,268)

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2013	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31,2014	MARKET VALUE JULY 31,2014	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
As One Corporation	1,299,640	—	—	1,299,640	$38,986,935	$—	$469,405
Catalyst Paper Corporation	1,266,835	—	—	1,266,835	2,346,959	—	—
Chofu Seisakusho Company Limited	2,023,800	—	—	2,023,800	52,136,573	—	564,943
FINEL	11,593,581	—	—	11,593,581	5,588,779	—	—
Fursys, Inc.	872,463	—	—	872,463	28,037,692	—	451,873
Haw Par Corporation Limited	25,512,113	—	—	25,512,113	175,057,064	—	2,851,767
Japan Wool Textile Company Limited	6,407,900	—	253,700	6,154,200	47,957,092	(242,038)	998,838
Jumbo SA*	9,086,616	—	2,980,547	6,106,069	91,338,844	31,548,431	—
Laurent-Perrier	558,938	—	—	558,938	52,016,999	—	646,702
Legris Industries SA	896,416	—	—	896,416	20,225,830	—	—
Maezawa Kasei Industries Company Limited	2,068,330	—	—	2,068,330	21,714,358	—	273,442
Nitto Kohki Company Limited	2,254,200	—	1,072,900	1,181,300	23,711,716	(671,106)	229,609
Robertet SA	235,837	—	—	235,837	53,369,791	—	777,645
T. Hasegawa Company Limited	3,206,911	—	—	3,206,911	48,788,171	—	574,567
Wienerberger AG*	5,915,786	—	1,330,648	4,585,138	68,820,122	1,126,737	640,517
Yomeishu Seizo Company Limited*	2,535,900	—	2,535,900	—	—	(4,587,274)	—
Total					$730,096,925	$27,174,750	$8,479,308

*  Not an affiliated issuer as of July 31, 2014.

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS	PERCENT OF NET ASSETS

International Common Stocks
Consumer Discretionary	8.50%
Consumer Staples	8.51
Energy	6.09
Financials	10.10
Health Care	5.18
Industrials	14.15
Information Technology	5.29
Materials	11.19
Telecommunication Services	2.34
Total International Common Stocks	71.35

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

U.S. Common Stock
Materials	0.16
Total U.S. Common Stock	0.16
International Preferred Stocks
Consumer Discretionary	0.49
Consumer Staples	0.07
Total International Preferred Stocks	0.56
Investment Company	0.00
Right	0.00
Commodity	4.90
Term Loans	0.03
International Convertible Bond
Consumer Staples	0.12
Total International Convertible Bond	0.12
International Corporate Bonds
Financials	0.09
Materials	0.64
Total International Corporate Bonds	0.73
International Government Bond
Government Issues	0.25
Total International Government Bond	0.25
Commercial Paper
International Commercial Paper	8.89
U.S. Commercial Paper	12.71
Total Commercial Paper	21.60
Total Investments	99.70%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

FIRST EAGLE

U.S. Value Fund

Consolidated Schedule of Investments • Period Ended July 31, 2014 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 77.10%

U.S. Common Stocks — 68.62%

Consumer Discretionary 6.64%
1,942,139	Comcast Corporation, Class ‘A’	36,764,901	103,846,172
790,034	Omnicom Group, Inc.	25,724,873	55,294,480
310,757	McDonald’s Corporation	30,983,511	29,385,182
489,138	H&R Block, Inc.	8,259,024	15,716,004
75,018	Bed Bath & Beyond, Inc. (a)	4,568,332	4,747,889
29,482	Ross Stores, Inc.	1,900,260	1,898,641
528	St. John Knits International, Inc. (a)(b)	16,368	1,980
		108,217,269	210,890,348
Consumer Staples 2.77%
1,223,993	Sysco Corporation	34,088,260	43,684,310
396,024	Colgate-Palmolive Company	15,232,688	25,107,922
235,901	Wal-Mart Stores, Inc.	11,087,014	17,357,596
77,388	Limoneira Company	1,488,691	1,706,405
		61,896,653	87,856,233
Energy 6.65%
963,648	National Oilwell Varco, Inc.	68,254,519	78,094,034
669,461	ConocoPhillips	27,531,159	55,230,533
675,280	Devon Energy Corporation	37,936,810	50,983,640
1,033,843	San Juan Basin Royalty Trust	20,806,015	17,968,191
114,653	SEACOR Holdings, Inc. (a)	7,325,758	8,709,042
		161,854,261	210,985,440
Financials 16.83%
2,380,687	Bank of New York Mellon Corporation	56,858,996	92,942,020
332	Berkshire Hathaway, Inc., Class ‘A’ (a)	32,055,938	62,457,168
117,066	Alleghany Corporation (a)	34,293,700	48,447,764
548,595	American Express Company	14,606,626	48,276,360
1,239,070	BB&T Corporation	30,832,769	45,870,371
987,039	U.S. Bancorp	24,193,098	41,485,249
829,682	Cincinnati Financial Corporation	21,162,974	38,181,966
1,206,038	Weyerhaeuser Company, REIT	18,797,826	37,773,110
688,730	Plum Creek Timber Company, Inc., REIT	24,219,955	28,492,760
613,629	WR Berkley Corporation	16,784,005	27,373,990
252,026	Mastercard, Inc., Class ‘A’	5,790,386	18,687,728
84,477	Visa, Inc., Class ‘A’	6,092,810	17,825,492
212,034	American International Group, Inc.	11,499,447	11,021,527

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

236,911	Brown & Brown, Inc.	7,207,650	7,292,121
211,098	Rayonier, Inc., REIT	3,114,239	7,189,998
40,290	First American Financial Corporation	935,052	1,093,471
		308,445,471	534,411,095
Health Care 1.80%
382,662	WellPoint, Inc.	17,700,564	42,020,114
149,770	Johnson & Johnson	8,850,248	14,990,479
		26,550,812	57,010,593
Industrials 9.60%
510,027	3M Company	36,461,031	71,857,704
1,115,686	Cintas Corporation	32,758,428	69,841,944
372,827	Northrop Grumman Corporation	21,671,558	45,958,384
344,610	Alliant Techsystems, Inc.	17,932,324	44,775,177
262,126	Lockheed Martin Corporation	18,533,193	43,767,178
883,462	NOW, Inc. (a)	26,005,357	28,438,642
		153,361,891	304,639,029
Information Technology 21.03%
2,742,890	Microsoft Corporation	70,849,511	118,383,132
2,848,600	Oracle Corporation	84,318,056	115,054,954
3,358,862	Intel Corporation (c)	66,526,606	113,831,833
3,362,029	Cisco Systems, Inc.	56,322,065	84,823,992
1,189,368	Teradata Corporation (a)	50,817,091	50,143,755
1,006,560	Linear Technology Corporation	25,870,008	44,424,525
1,667,965	Rofin-Sinar Technologies, Inc. (a)(d)	37,596,400	36,411,676
893,512	Comtech Telecommunications Corporation (d)	27,973,221	30,200,706
282,559	Automatic Data Processing, Inc.	10,225,607	22,974,872
25,526	Google, Inc., Class ‘A’ (a)	6,486,951	14,793,593
25,526	Google, Inc., Class ‘C’ (a)	6,503,943	14,590,662
181,843	CommVault Systems, Inc. (a)	8,887,449	8,732,101
163,577	Xilinx, Inc.	6,763,167	6,727,922
168,245	NetApp, Inc.	5,327,723	6,534,636
		464,467,798	667,628,359
Materials 2.95%
529,751	Scotts Miracle-Gro Company, Class ‘A’	22,767,001	28,182,753
200,444	Martin Marietta Materials, Inc.	16,857,497	24,901,158
375,975	Vulcan Materials Company	14,819,696	23,735,302
394,810	Newmont Mining Corporation	17,478,234	9,834,717
116,400	Deltic Timber Corporation	5,718,194	7,112,040
		77,640,622	93,765,970
Utilities 0.35%
206,273	IDACorp, Inc.	6,422,914	11,045,919
Total U.S. Common Stocks		1,368,857,691	2,178,232,986

International Common Stocks — 8.48%

Australia 0.85%
2,652,613	Newcrest Mining Limited (a)	61,341,378	26,869,293

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

Canada 6.07%
1,450,750	Canadian Natural Resources Limited	41,684,927	63,240,379
1,143,141	Potash Corporation of Saskatchewan, Inc.	44,113,611	40,570,074
1,063,343	Goldcorp, Inc.	33,350,639	29,135,598
701,527	Agnico-Eagle Mines Limited	31,972,746	26,083,280
2,305,507	Penn West Petroleum Limited	33,629,474	17,821,569
840,922	Barrick Gold Corporation	15,383,136	15,203,870
354,331	Catalyst Paper Corporation (a)(b)	6,095	656,440
		200,140,628	192,711,210
Mexico 0.61%
1,225,181	Fresnillo PLC	26,986,918	19,257,478

South Africa 0.25%
2,054,350	Gold Fields Limited, ADR	25,582,311	8,094,139

United Kingdom 0.70%
549,959	Willis Group Holdings PLC	15,120,838	22,410,829
Total International Common Stocks		329,172,073	269,342,949
Total Common Stocks		1,698,029,764	2,447,575,935

Investment Company — 0.00%
20,294	State Street Institutional U.S. Government Money Market Fund, Institutional Class	20,294	20,294
Warrant — 0.53%

United States 0.53%
888,023	JPMorgan Chase & Company Warrant expire 10/28/18 (a)	10,637,398	16,765,874

OUNCES

Commodity — 4.94%
122,218	Gold bullion (a)	145,767,212	156,696,992

PRINCIPAL

U.S. Corporate Bonds — 0.42%
$600,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (b)	524,535	597,000
6,542,000	Citgo Petroleum Corporation 6.25% due 08/15/22	6,552,383	6,754,615
5,975,000	Mueller Water Products, Inc. 7.375% due 06/01/17	5,316,185	6,079,562
Total U.S. Corporate Bonds		12,393,103	13,431,177

U.S. Treasury Bills — 3.78%
30,000,000	U.S. Treasury Bill 0.01% due 10/09/14	29,999,425	29,999,700
30,000,000	U.S. Treasury Bill 0.02% due 10/16/14	29,999,050	29,999,130
40,000,000	U.S. Treasury Bill 0.02% due 10/23/14	39,998,156	39,998,400
20,000,000	U.S. Treasury Bill 0.02% due 08/07/14	19,999,925	19,999,925
Total U.S. Treasury Bills		119,996,556	119,997,155

Commercial Paper — 13.59%

International Commercial Paper — 5.54%

Canada 0.85%
1,234,000 USD	Suncor Energy, Inc. 0.24% due 09/24/14	1,233,556	1,233,556
2,102,000 USD	Suncor Energy, Inc. 0.24% due 10/16/14	2,100,935	2,100,737
4,632,000 USD	Total Capital Limited 0.09% due 08/05/14	4,631,954	4,631,954

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

1,791,000 USD	Total Capital Limited 0.09% due 08/19/14	1,790,919	1,790,919
9,313,000 USD	Total Capital Limited 0.09% due 10/14/14	9,311,277	9,310,090
4,453,000 USD	Total Capital Limited 0.10% due 08/14/14	4,452,839	4,452,839
3,373,000 USD	Total Capital Limited 0.10% due 10/17/14	3,372,279	3,371,889

France 1.31%
6,608,000 USD	Essilor International 0.13% due 09/11/14	6,607,022	6,607,022
3,965,000 USD	Essilor International 0.13% due 09/17/14	3,964,327	3,964,327
5,441,000 USD	GDF Suez SA 0.16% due 08/01/14	5,441,000	5,441,000
4,651,000 USD	GDF Suez SA 0.16% due 08/18/14	4,650,649	4,650,649
11,887,000 USD	Sanofi 0.12% due 09/05/14	11,885,613	11,885,613
3,582,000 USD	Électricité de France SA 0.11% due 10/01/14	3,581,332	3,580,760
5,521,000 USD	Électricité de France SA 0.14% due 10/08/14	5,519,540	5,518,820

Italy 0.78%
24,643,000 USD	Eni S.p.A. 0.19% due 08/01/14	24,643,000	24,643,000

Japan 0.49%
15,657,000 USD	Hitachi Limited 0.20% due 08/01/14	15,657,000	15,657,000

Switzerland 1.56%
3,429,000 USD	Nestlé SA 0.05% due 08/04/14	3,428,986	3,428,986
3,108,000 USD	Nestlé SA 0.06% due 09/18/14	3,107,751	3,107,751
3,329,000 USD	Nestlé SA 0.06% due 09/23/14	3,328,706	3,328,706
948,000 USD	Nestlé SA 0.07% due 10/20/14	947,852	947,800
6,948,000 USD	Nestlé SA 0.08% due 08/22/14	6,947,676	6,947,676
11,909,000 USD	Nestlé SA 0.09% due 09/10/14	11,907,809	11,907,809
6,118,000 USD	Nestlé SA 0.09% due 10/21/14	6,116,761	6,116,676
4,387,000 USD	Nestlé SA 0.10% due 10/06/14	4,386,196	4,386,243
2,628,000 USD	Roche Holdings, Inc. 0.07% due 09/05/14	2,627,821	2,627,821
1,739,000 USD	Roche Holdings, Inc. 0.07% due 09/11/14	1,738,861	1,738,861

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

1,683,000 USD	Roche Holdings, Inc. 0.08% due 08/15/14	1,682,948	1,682,948
815,000 USD	Roche Holdings, Inc. 0.08% due 10/02/14	814,888	814,797
2,342,000 USD	Roche Holdings, Inc. 0.08% due 10/06/14	2,341,656	2,341,368

United Kingdom 0.55%
1,347,000 USD	AstraZeneca PLC 0.08% due 08/21/14	1,346,940	1,346,940
5,784,000 USD	AstraZeneca PLC 0.09% due 08/12/14	5,783,841	5,783,841
2,628,000 USD	Centrica PLC 0.37% due 10/02/14	2,626,371	2,626,749
3,478,000 USD	GlaxoSmithKline PLC 0.09% due 08/26/14	3,477,783	3,477,783
4,331,000 USD	GlaxoSmithKline PLC 0.12% due 09/15/14	4,330,350	4,330,350
Total International Commercial Paper		175,786,438	175,783,280

U.S. Commercial Paper — 8.05%
$5,421,000	Abbott Laboratories 0.10% due 09/03/14	5,420,503	5,420,503
2,587,000	Abbott Laboratories 0.10% due 10/07/14	2,586,519	2,586,585
2,087,000	Abbott Laboratories 0.10% due 10/08/14	2,086,606	2,086,656
978,000	Abbott Laboratories 0.10% due 10/17/14	977,791	977,805
1,874,000	Abbott Laboratories 0.10% due 10/20/14	1,873,584	1,873,604
2,461,000	Apple, Inc. 0.08% due 08/13/14	2,460,934	2,460,934
993,000	Apple, Inc. 0.09% due 10/16/14	992,811	992,679
3,994,000	Apple, Inc. 0.09% due 10/22/14	3,993,181	3,992,573
4,992,000	Apple, Inc. 0.09% due 10/23/14	4,990,964	4,990,183
3,914,000	Arrow Electronics, Inc. 0.51% due 08/01/14	3,914,000	3,914,000
3,151,000	Caterpillar Financial Services Company 0.11% due 10/14/14	3,150,288	3,150,048
1,525,000	Chevron Corporation 0.07% due 08/05/14	1,524,988	1,524,988
9,666,000	Chevron Corporation 0.07% due 08/07/14	9,665,887	9,665,887
7,925,000	Chevron Corporation 0.07% due 08/15/14	7,924,784	7,924,784
4,589,000	Chevron Corporation 0.08% due 10/07/14	4,588,317	4,587,743
1,223,000	Chevron Corporation 0.08% due 10/15/14	1,222,796	1,222,610
1,718,000	Chevron Corporation 0.09% due 09/02/14	1,717,863	1,717,863
8,652,000	Chevron Corporation 0.09% due 10/15/14	8,650,378	8,649,242
2,628,000	Chevron Corporation 0.09% due 10/17/14	2,627,494	2,627,135
4,466,000	Chevron Corporation 0.09% due 10/20/14	4,465,107	4,464,452
2,704,000	Coca-Cola Company 0.09% due 08/07/14	2,703,959	2,703,959
4,055,000	Coca-Cola Company 0.09% due 08/08/14	4,054,929	4,054,929
4,439,000	Coca-Cola Company 0.10% due 09/22/14	4,438,359	4,438,359
3,999,000	Coca-Cola Company 0.11% due 08/05/14	3,998,951	3,998,951
7,443,000	Coca-Cola Company 0.11% due 09/24/14	7,441,772	7,441,772
2,102,000	ConocoPhillips 0.11% due 10/21/14	2,101,480	2,101,402
2,977,000	Corning, Inc. 0.17% due 08/13/14	2,976,831	2,976,831
408,000	Corning, Inc. 0.17% due 09/23/14	407,898	407,898
3,999,000	Corning, Inc. 0.18% due 08/01/14	3,999,000	3,999,000
4,596,000	Corning, Inc. 0.18% due 08/11/14	4,595,770	4,595,770

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

3,478,000	Devon Energy Corporation 0.20% due 08/20/14	3,477,633	3,477,633
7,760,000	DuPont 0.09% due 09/09/14	7,759,243	7,759,243
15,383,000	Ebay, Inc. 0.10% due 08/12/14	15,382,530	15,382,530
976,000	Emerson Electric Company 0.08% due 08/14/14	975,972	975,972
1,830,000	Emerson Electric Company 0.10% due 08/11/14	1,829,949	1,829,949
3,153,000	Exxon Mobil Corporation 0.07% due 09/23/14	3,152,675	3,152,675
2,193,000	Exxon Mobil Corporation 0.07% due 10/01/14	2,192,740	2,192,468
2,193,000	Exxon Mobil Corporation 0.07% due 10/02/14	2,192,736	2,192,455
2,447,000	Exxon Mobil Corporation 0.07% due 10/16/14	2,446,638	2,446,210
8,699,000	Google, Inc. 0.08% due 08/19/14	8,698,652	8,698,652
7,443,000	Google, Inc. 0.09% due 09/16/14	7,442,144	7,442,144
4,800,000	International Business Machines Corporation 0.09% due 08/01/14	4,800,000	4,800,000
7,736,000	International Business Machines Corporation 0.09% due 08/13/14	7,735,768	7,735,768
4,439,000	International Business Machines Corporation 0.10% due 09/18/14	4,438,408	4,438,408
888,000	McDonald’s Corporation 0.09% due 09/25/14	887,878	887,878
903,000	Merck & Company, Inc. 0.07% due 09/03/14	902,942	902,942
4,755,000	MetLife 0.11% due 08/11/14	4,754,855	4,754,855
1,771,000	MetLife 0.12% due 10/02/14	1,770,634	1,770,529
815,000	MetLife 0.13% due 10/01/14	814,820	814,788
815,000	MetLife 0.13% due 10/07/14	814,803	814,761
2,340,000	MetLife 0.14% due 09/12/14	2,339,618	2,339,618
1,219,000	PepsiCo, Inc. 0.06% due 08/19/14	1,218,963	1,218,963
2,193,000	PepsiCo, Inc. 0.07% due 09/11/14	2,192,825	2,192,825
2,435,000	PepsiCo, Inc. 0.07% due 09/16/14	2,434,782	2,434,782
7,760,000	Philip Morris International, Inc. 0.08% due 09/11/14	7,759,293	7,759,293
2,193,000	Philip Morris International, Inc. 0.09% due 09/12/14	2,192,770	2,192,770
3,478,000	Philip Morris International, Inc. 0.09% due 09/18/14	3,477,583	3,477,583
1,791,000	Philip Morris International, Inc. 0.09% due 10/20/14	1,790,642	1,790,259
1,774,000	Procter & Gamble Company 0.09% due 10/06/14	1,773,707	1,773,719
7,760,000	Procter & Gamble Company 0.09% due 10/08/14	7,758,681	7,758,721
2,297,000	Procter & Gamble Company 0.09% due 10/14/14	2,296,575	2,296,569
4,493,000	Procter & Gamble Company 0.09% due 10/22/14	4,492,079	4,492,016
4,684,000	Procter & Gamble Company 0.10% due 10/27/14	4,682,868	4,682,866
1,683,000	Schlumberger Investments SA 0.12% due 09/16/14	1,682,742	1,682,742
3,585,000	Union Electric Company 0.18% due 08/01/14	3,585,000	3,585,000
1,683,000	United Parcel Service, Inc. 0.04% due 08/18/14	1,682,968	1,682,968
4,632,000	United Parcel Service, Inc. 0.06% due 08/08/14	4,631,946	4,631,946
3,290,000	Walt Disney Company 0.08% due 09/19/14	3,289,642	3,289,642
2,342,000	WellPoint, Inc. 0.21% due 10/15/14	2,340,975	2,340,784
Total U.S. Commercial Paper		255,648,423	255,642,071
Total Commercial Paper		431,434,861	431,425,351
Total Investment Portfolio Excluding Options Written — 100.36%		$2,418,279,188	3,185,912,778

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Covered Call Options Written — (0.01)%
4,500	Intel Corporation (Premium Received $208,480)	$36.00	October 2014	(225,000)

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

Total Investments — 100.35% (Cost: $2,418,070,708)	$3,185,687,778
Liabilities in Excess of Other Assets — (0.35)%	(11,209,581)
Net Assets — 100.00%	$3,174,478,197

(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At July 31, 2014, the value of these securities amounted to $1,255,420 or 0.04% of net assets.
(c)	At July 31, 2014, all or a portion of this security was segregated to cover collateral requirement for options.
(d)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

At July 31, 2014, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$871,590,889
Gross unrealized depreciation	(103,973,819)
Net unrealized appreciation	$767,617,070

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currency
USD	—	United States Dollar

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2013	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31,2014	MARKET VALUE JULY 31,2014	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Comtech Telecommunications Corporation	16,709	876,803	—	893,512	$30,200,706	$—	$686,465
Rofin-Sinar Technologies, Inc.	1,840,310	—	172,345	1,667,965	36,411,676	(828,375)	—
Total					$66,612,382	$(828,375)	$686,465

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	6.64%
Consumer Staples	2.77
Energy	6.65
Financials	16.83
Health Care	1.80
Industrials	9.60
Information Technology	21.03
Materials	2.95
Utilities	0.35
Total U.S. Common Stocks	68.62
International Common Stocks
Energy	2.55
Financials	0.70
Materials	5.23

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

Total International Common Stocks	8.48
Investment Company	0.00
Warrant	0.53
Commodity	4.94
U.S. Corporate Bonds
Consumer Discretionary	0.02
Energy	0.21
Industrials	0.19
Total U.S. Corporate Bonds	0.42
U.S. Treasury Bills	3.78
Commercial Paper
International Commercial Paper	5.54
U.S. Commercial Paper	8.05
Total Commercial Paper	13.59
Covered Call Options Written	(0.01)

Total Investments	100.35%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

FIRST EAGLE

Gold Fund

Consolidated Schedule of Investments • Period Ended July 31, 2014 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 73.45%

International Common Stocks — 60.20%

Africa 6.26%
1,050,128	Randgold Resources Limited, ADR	$17,918,841	$90,458,026

Australia 4.61%
6,509,949	Newcrest Mining Limited (a)	169,218,516	65,941,668
6,800,000	St. Augustine Gold and Copper Limited (a)(b)	6,754,606	795,157
		175,973,122	66,736,825
Bermuda 0.25%
1,027,950	Continental Gold Limited (a)	5,249,649	3,639,095

Canada 34.75%
2,453,897	Agnico-Eagle Mines Limited	87,232,791	91,237,665
3,236,720	Goldcorp, Inc.	98,798,719	88,686,128
3,139,764	Barrick Gold Corporation	83,670,621	56,766,933
968,033	Franco-Nevada Corporation	16,689,933	54,769,529
12,730,772	Kinross Gold Corporation (a)	155,351,273	50,795,780
6,443,257	Eldorado Gold Corporation	64,771,164	47,806,621
6,359,731	New Gold, Inc. (a)	15,482,255	39,137,704
1,516,060	Detour Gold Corporation (a)(c)	25,395,963	17,088,437
1,679,833	Yamana Gold, Inc.	13,760,359	14,327,919
2,991,219	IAMGOLD Corporation (a)	11,101,092	11,055,728
634,594	Osisko Gold Royalties Limited (a)	9,260,899	9,050,247
1,071,100	Primero Mining Corporation (a)	6,046,087	8,202,582
3,122,100	Alacer Gold Corporation	13,571,110	7,129,847
1,300,000	Dundee Precious Metals, Inc. (a)(c)	1,969,513	6,164,076
33,600	Virginia Mines, Inc. (a)	384,061	385,197
		603,485,840	502,604,393
Channel Island 0.23%
3,066,400	Lydian International Limited (a)	6,767,759	3,318,523

Mexico 6.64%
4,063,583	Fresnillo PLC	15,751,246	63,871,672
1,289,602	Industrias Peñoles S.A.B. de C.V.	2,490,226	32,191,275
		18,241,472	96,062,947
South Africa 7.46%
3,445,849	AngloGold Ashanti Limited, ADR (a)	100,823,296	59,234,144
11,995,180	Gold Fields Limited, ADR	102,368,062	47,261,009

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 60.20% — (continued)

South Africa 7.46% — (continued)
443,418	Harmony Gold Mining Company Limited, ADR (a)	$2,731,746	$1,343,557
		205,923,104	107,838,710
Total International Common Stocks		1,033,559,787	870,658,519

U.S. Common Stocks — 13.25%

Materials 13.25%
2,609,390	Tahoe Resources, Inc. (a)(b)	35,373,417	69,138,604
867,401	Royal Gold, Inc.	14,962,981	65,549,494
2,283,277	Newmont Mining Corporation	84,874,657	56,876,430
Total U.S. Common Stocks		135,211,055	191,564,528
Total Common Stocks		1,168,770,842	1,062,223,047

Investment Company — 0.01%
241,021	State Street Institutional U.S. Government Money Market Fund, Institutional Class	241,021	241,021

OUNCES

Commodities — 20.10%
205,111	Gold bullion (a)	140,148,854	262,974,505
1,360,343	Silver bullion (a)	27,688,732	27,719,037
Total Commodities		167,837,586	290,693,542

PRINCIPAL

International Convertible Bonds — 1.98%

Canada 1.98%
30,000,000 USD	Detour Gold Corporation 5.50% due 11/30/17 (d)(e)(f)	30,000,000	28,612,500

South Africa 0.00%
1,916,047 CAD	Great Basin Gold Limited 8.00% due 11/30/14 (c)(d)(e)(g)(h)	1,834,936	0
Total International Convertible Bonds		31,834,936	28,612,500

Commercial Paper — 4.32%

International Commercial Paper — 2.72%

Italy 1.54%
22,227,000 USD	Eni S.p.A. 0.19% due 08/01/14	22,227,000	22,227,000

Japan 0.98%
14,121,000 USD	Hitachi Limited 0.20% due 08/01/14	14,121,000	14,121,000

Switzerland 0.20%
2,927,000 USD	Roche Holdings, Inc. 0.08% due 08/13/14	2,926,922	2,926,922
Total International Commercial Paper		39,274,922	39,274,922

U.S. Commercial Paper — 1.60%
$4,684,000	Abbott Laboratories 0.10% due 09/15/14	4,683,415	4,683,415
3,530,000	Arrow Electronics, Inc. 0.51% due 08/01/14	3,530,000	3,530,000

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 1.60% — (continued)

$11,711,000	International Business Machines Corporation 0.10% due 09/22/14	$11,709,308	$11,709,308
3,234,000	Union Electric Company 0.18% due 08/01/14	3,234,000	3,234,000
Total U.S. Commercial Paper		23,156,723	23,156,723
Total Commercial Paper		62,431,645	62,431,645
Total Investments — 99.86%		$1,431,116,030	1,444,201,755
Other Assets in Excess of Liabilities — 0.14%			1,955,268
Net Assets — 100.00%			$1,446,157,023

(a)	Non-income producing security/commodity.
(b)

Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

(c)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(d)	Security is deemed illiquid. At July 31, 2014, the value of these securities amounted to $28,612,500 or 1.98% of net assets.
(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $28,612,500 or 1.98% of net assets.
(f)	This security is convertible until November 30, 2017.
(g)	This security is convertible until November 30, 2014.
(h)	Issuer is in default.

At July 31, 2014, cost is substantially identical for both book and federal income tax purposes.  Net unrealized appreciation consisted of:

Gross unrealized appreciation	$430,227,989
Gross unrealized depreciation	(417,142,264)
Net unrealized appreciation	$13,085,725

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
PLC	—	Public Limited Company

Currencies
CAD	—	Canadian Dollar
USD	—	United States Dollar

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
International Common Stocks
Materials	60.20%
Total International Common Stocks	60.20
U.S. Common Stocks
Materials	13.25
Total U.S. Common Stocks	13.25
Investment Company	0.01
Commodities	20.10
International Convertible Bonds
Materials	1.98
Total International Convertible Bonds	1.98

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2014

Commercial Paper
International Commercial Paper	2.72
U.S. Commercial Paper	1.60
Total Commercial Paper	4.32
Total Investments	99.86%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2014

FIRST EAGLE

Global Income Builder Fund

Schedule of Investments • Period Ended July 31, 2014 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 53.35%
U.S. Common Stocks — 16.11%
Consumer Discretionary 1.16%
111,473	McDonald’s Corporation	$11,080,735	$10,540,887
93,915	H&R Block, Inc.	2,059,315	3,017,489
		13,140,050	13,558,376
Consumer Staples 2.03%
462,408	Sysco Corporation	15,872,360	16,503,341
54,386	Wal-Mart Stores, Inc.	4,114,250	4,001,722
51,790	Colgate-Palmolive Company	2,973,073	3,283,486
		22,959,683	23,788,549
Energy 2.15%
193,763	ConocoPhillips	12,825,237	15,985,447
66,544	National Oilwell Varco, Inc.	4,985,118	5,392,726
221,265	San Juan Basin Royalty Trust	3,595,824	3,845,586
		21,406,179	25,223,759
Financials 2.78%
291,161	Plum Creek Timber Company, Inc., REIT	12,824,194	12,045,331
201,716	Rayonier, Inc., REIT	7,133,773	6,870,447
203,610	Weyerhaeuser Company, REIT	5,762,398	6,377,065
132,590	BB&T Corporation	4,715,755	4,908,482
50,711	Cincinnati Financial Corporation	2,222,035	2,333,720
		32,658,155	32,535,045
Industrials 1.62%
53,527	Lockheed Martin Corporation	6,019,223	8,937,403
36,307	3M Company	4,073,147	5,115,293
40,341	Northrop Grumman Corporation	4,224,847	4,972,835
		14,317,217	19,025,531
Information Technology 6.12%
436,562	Microsoft Corporation	14,874,210	18,842,016
698,684	Cisco Systems, Inc.	15,413,293	17,627,797
509,667	Intel Corporation	12,400,539	17,272,615
262,720	Comtech Telecommunications Corporation	8,433,798	8,879,936
141,675	Linear Technology Corporation	5,463,550	6,252,826
35,546	Automatic Data Processing, Inc.	2,297,659	2,890,245
		58,883,049	71,765,435

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 16.11% — (continued)

Materials 0.25%
116,150	Newmont Mining Corporation	$4,145,856	$2,893,297
Total U.S. Common Stocks		167,510,189	188,789,992

International Common Stocks — 37.24%

Australia 0.16% (a)
187,595	Newcrest Mining Limited (b)	3,286,936	1,874,047

Austria 1.21% (a)
93,650	Mayr Melnhof Karton AG	10,892,292	11,164,164
76,036	OMV AG	3,034,985	3,058,061
		13,927,277	14,222,225
Belgium 0.80% (a)
94,146	Groupe Bruxelles Lambert SA	8,041,572	9,363,507

Bermuda 1.43%
244,000	Jardine Matheson Holdings Limited (a)	13,597,552	14,564,141
193,094	Hiscox Limited	2,220,826	2,198,873
		15,818,378	16,763,014
Brazil 0.21%
1,643,300	Brasil Brokers Participacoes SA	2,697,116	2,426,471

Canada 4.76%
531,928	Cenovus Energy, Inc.	15,480,112	16,330,190
269,698	Agnico-Eagle Mines Limited	8,431,196	10,027,566
346,115	Goldcorp, Inc.	9,337,823	9,483,551
985,089	Penn West Petroleum Limited	9,827,534	7,614,738
188,797	Potash Corporation of Saskatchewan, Inc.	6,761,612	6,700,405
528,819	TransAlta Renewables, Inc.	5,720,391	5,645,392
		55,558,668	55,801,842
Chile 0.24%
123,834	Cia Cervecerias Unidas SA, ADR	2,830,529	2,793,695

Denmark 0.46% (a)
168,446	ISS A/S (b)	5,841,784	5,401,132

France 7.40%
440,393	Bouygues SA (a)	14,213,342	17,348,388
603,403	Vivendi SA (a)	16,338,322	15,144,363
132,483	Sanofi (a)	13,068,293	13,909,500
171,970	Total SA (a)	9,498,352	11,091,148
208,118	Compagnie de Saint-Gobain (a)	10,652,881	10,126,360
108,532	Neopost SA (a)	7,326,033	7,620,338
209,418	Carrefour SA (a)	6,781,688	7,232,198
41,211	Legrand SA (a)	2,010,691	2,285,386
10,205	Thermador Groupe	934,137	1,065,871
12,464	Danone SA (a)	918,704	900,284
		81,742,443	86,723,836

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 37.24% — (continued)

Germany 0.89%
197,473	Hamburger Hafen und Logistik AG (a)	$4,717,771	$5,087,531
120,109	SMT Scharf AG	3,295,905	2,893,367
29,290	Daimler AG (a)	1,709,034	2,416,973
		9,722,710	10,397,871
Hong Kong 2.73%
9,003,000	Mandarin Oriental International Limited (a)	15,840,473	16,570,147
2,625,380	Hopewell Holdings Limited (a)	9,001,525	9,118,740
1,303,724	Great Eagle Holdings Limited (a)	4,546,866	4,691,284
67,700	Guoco Group Limited	589,955	839,475
155,799	Hysan Development Company Limited (a)	733,368	747,772
		30,712,187	31,967,418
Ireland 1.31% (a)
581,428	CRH PLC	13,813,592	13,531,427
452,386	Beazley PLC	1,840,170	1,857,951
		15,653,762	15,389,378
Israel 0.22% (a)
318,065	Israel Chemicals Limited	3,160,135	2,586,266

Italy 1.06% (a)
385,070	Eni S.p.A	9,309,136	9,798,455
261,853	Italcementi S.p.A.	968,200	1,942,626
41,871	Recordati S.p.A.	355,865	691,109
		10,633,201	12,432,190
Japan 2.73% (a)
430,900	Hoya Corporation	10,388,956	13,951,914
655,700	Astellas Pharma, Inc.	7,005,404	8,891,686
218,400	NKSJ Holdings, Inc.	5,175,809	5,514,924
56,000	KDDI Corporation	3,211,157	3,219,041
4,900	Ono Pharmaceutical Company Limited	305,636	414,488
		26,086,962	31,992,053
Mexico 0.27% (a)
201,041	Fresnillo PLC	3,759,953	3,142,195

Netherlands 1.68%
317,637	Sligro Food Group NV	11,868,539	12,696,157
45,303	HAL Trust	5,857,371	7,047,826
		17,725,910	19,743,983
Norway 0.76% (a)
991,258	Orkla ASA	7,844,042	8,972,452

Romania 0.18%
200,000	Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR (c)(d)	1,850,000	2,098,000

Russia 0.43% (a)
687,492	Gazprom OAO, ADR	5,077,143	5,016,416

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 37.24% — (continued)

Singapore 2.32%
10,631,500	Frasers Commercial Trust, REIT (a)	$10,751,589	$11,955,056
16,509,398	Asian Pay Television Trust	10,598,272	11,248,888
828,000	Singapore Airport Terminal Services Limited (a)	1,962,072	1,991,095
2,518,000	Overseas Education Limited	1,864,861	1,988,160
		25,176,794	27,183,199
South Korea 0.67% (a)
81,804	KT&G Corporation	6,359,278	7,902,602

Spain 0.48% (a)
65,239	Red Electrica Corporation SA	4,215,403	5,605,940

Sweden 0.70% (a)
233,819	Investor AB, Class ‘A’	7,002,319	8,231,303

Switzerland 1.62%
204,022	Nestlé SA (a)	14,294,573	15,105,789
12,214	APG SGA SA	3,645,124	3,897,728
		17,939,697	19,003,517
Thailand 0.07% (a)
1,762,000	Thai Beverage PCL	512,015	863,876

United Kingdom 2.45% (a)
638,377	GlaxoSmithKline PLC	16,175,401	15,384,076
126,508	British American Tobacco PLC	7,024,084	7,411,138
2,072,458	WM Morrison Supermarkets PLC	8,341,636	5,882,257
		31,541,121	28,677,471
Total International Common Stocks		414,717,335	436,575,899
Total Common Stocks		582,227,524	625,365,891

Closed-End Mutual Fund — 0.18%
Singapore 0.18%
27,958,200	Macquarie International Infrastructure Fund Limited	3,027,188	2,084,259

OUNCES

Commodity — 0.92%
8,421	Gold bullion (b)	11,265,203	10,797,405

PRINCIPAL

Bonds — 28.69%

U.S. Corporate Bonds — 18.99%
$16,100,000	ACCO Brands Corporation 6.75% due 04/30/20 (f)	16,687,845	16,824,500
852,000	Air Medical Group Holdings, Inc. 9.25% due 11/01/18	881,209	896,730
4,860,000	Aleris International, Inc. 7.625% due 02/15/18	5,004,859	5,011,875
5,115,000	Aleris International, Inc. 7.875% due 11/01/20	5,147,137	5,281,237
881,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	881,000	938,265
2,522,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	2,566,030	2,730,065
2,475,000	Basic Energy Services, Inc. 7.75% due 02/15/19	2,471,714	2,604,938
4,975,000	Basic Energy Services, Inc. 7.75% due 10/15/22	5,026,882	5,410,312
11,500,000	Bi-Lo LLC 9.25% due 02/15/19 (c)	12,254,147	12,333,750

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

2,359,000	Carrizo Oil & Gas, Inc. 7.50% due 09/15/20	2,503,014	2,565,413

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 18.99% — (continued)
$8,900,000	Carrizo Oil & Gas, Inc. 8.625% due 10/15/18	$9,383,275	$9,333,875
5,000,000	CCO Holdings LLC 7.375% due 06/01/20	5,386,224	5,350,000
6,958,000	CCO Holdings LLC 8.125% due 04/30/20	7,428,348	7,436,362
6,624,000	CenturyLink, Inc. Series ‘W’ 6.75% due 12/01/23	6,732,220	7,211,880
1,549,000	Citgo Petroleum Corporation 6.25% due 08/15/22	1,551,465	1,599,343
1,956,000	Cloud Peak Energy Resources 6.375% due 03/15/24	1,985,171	2,029,350
5,634,000	Crestwood Midstream Partners L.P. 6.125% due 03/01/22 (c)	5,775,024	5,845,275
12,300,000	Drill Rigs Holdings, Inc. 6.50% due 10/01/17 (c)	12,588,886	12,484,500
5,500,000	EP Energy LLC 9.375% due 05/01/20	6,233,141	6,118,750
375,000	Everest Acquisition LLC 6.875% due 05/01/19	387,902	394,688
1,200,000	Everest Acquisition LLC 7.75% due 09/01/22	1,214,632	1,314,000
9,240,000	Frontier Communications Corporation 8.50% due 04/15/20	10,435,393	10,695,300
7,633,000	Harland Clarke Holdings Corporation 6.875% due 03/01/20 (c)	7,758,073	8,005,109
3,775,000	Huntington Ingalls Industries, Inc. 7.125% due 03/15/21	4,061,681	4,058,125
1,695,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corporation 5.875% due 02/01/22	1,691,434	1,736,316
6,137,000	Landry’s, Inc. 9.375% due 05/01/20 (c)	6,755,977	6,689,330
5,000,000	Outerwall, Inc. 5.875% due 06/15/21 (c)	5,000,000	4,937,500
6,475,000	Outerwall, Inc. 6.00% due 03/15/19	6,559,151	6,653,062
1,115,000	Parker Drilling Company 6.75% due 07/15/22 (c)	1,158,151	1,142,875
5,820,000	Parker Drilling Company 7.50% due 08/01/20	5,817,993	6,212,850
6,000,000	PHH Corporation 6.375% due 08/15/21	6,152,227	6,060,000
1,850,000	PHH Corporation 7.375% due 09/01/19	1,902,609	2,044,250
5,500,000	Post Holdings, Inc. 6.75% due 12/01/21 (c)	5,736,751	5,726,875
6,771,000	Post Holdings, Inc. 7.375% due 02/15/22	7,260,636	7,228,042
10,185,000	Rentech Nitrogen Partners L.P. 6.50% due 04/15/21 (c)	10,263,760	10,414,162
2,693,000	Roundy’s Supermarkets, Inc. 10.25% due 12/15/20 (c)	2,728,116	2,827,650
1,500,000	Sprint Communications, Inc. 6.00% due 11/15/22	1,469,765	1,485,000
8,322,000	Sprint Corporation 7.25% due 09/15/21 (c)	8,744,711	8,894,137
2,350,000	STHI Holding Corporation 8.00% due 03/15/18 (c)	2,468,118	2,476,313
2,373,000	Taylor Morrison Communities, Inc. 7.75% due 04/15/20 (c)	2,502,848	2,550,975
8,876,000	Toys R Us Property Company II 8.50% due 12/01/17	9,077,614	8,998,489
Total U.S. Corporate Bonds		219,635,133	222,551,468

International Bonds — 9.70%

International Convertible Bond — 0.07%

Mauritius 0.07%
800,000 USD	Golden Agri-Resources Limited 2.50% due 10/04/17 (d)(g)(h)	747,285	794,000

International Corporate Bonds — 9.63%

Australia 1.39%
4,459,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (c)(d)	4,261,474	4,079,985

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Bonds — 9.70% — (continued)

International Corporate Bonds 9.63% — (continued)

Australia 1.39% — (continued)
11,813,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (c)	$12,285,213	$12,270,754
		16,546,687	16,350,739
Bermuda 0.56%
891,000 USD	Aircastle Limited 4.625% due 12/15/18	891,000	908,820
2,519,000 USD	Aircastle Limited 6.25% due 12/01/19	2,680,464	2,714,223
2,525,000 USD	Aircastle Limited 7.625% due 04/15/20	2,710,075	2,897,437
		6,281,539	6,520,480
Canada 3.43%
11,399,000 USD	Lightstream Resources Limited 8.625% due 02/01/20 (c)	11,505,689	11,854,960
6,000,000 USD	New Gold, Inc. 6.25% due 11/15/22 (c)	5,906,554	6,345,000
500,000 USD	New Gold, Inc. 7.00% due 04/15/20 (c)	511,762	535,625
4,000,000 USD	Precision Drilling Corporation 5.25% due 11/15/24 (c)	4,000,000	3,930,000
7,317,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	7,609,847	7,810,898
400,000 USD	Precision Drilling Corporation 6.625% due 11/15/20	400,712	420,000
8,288,000 USD	Thompson Creek Metals Company, Inc. 9.75% due 12/01/17	8,804,018	9,344,720
		38,738,582	40,241,203
France 1.65%
6,246,000 USD	Numericable Group SA 6.00% due 05/15/22 (c)	6,333,254	6,285,037
694,000 USD	Numericable Group SA 6.25% due 05/15/24 (c)	694,000	698,338
10,500,000 USD	Rexel SA 5.25% due 06/15/20 (c)	10,671,345	10,710,000
1,550,000 USD	Rexel SA 6.125% due 12/15/19 (c)	1,579,172	1,612,000
		19,277,771	19,305,375
Israel 0.58%
6,366,056 USD	B Communications Limited 7.375% due 02/15/21 (c)	6,647,826	6,803,722

Luxembourg 0.31%
2,038,000 USD	Altice Finco SA 9.875% due 12/15/20 (c)	2,318,341	2,313,130

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Bonds — 9.70% — (continued)

International Corporate Bonds 9.63% — (continued)

Luxembourg 0.31% — (continued)
100,000 EUR	Altice SA 7.25% due 05/15/22 (c)	$138,165	$139,261
1,097,000 USD	Altice SA 7.75% due 05/15/22 (c)	1,118,844	1,124,425
		3,575,350	3,576,816
Norway 0.14%
1,630,000 USD	Eksportfinans ASA 2.00% due 09/15/15	1,590,497	1,632,086

South Africa 0.40%
4,180,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	4,195,342	4,745,345

Sweden 0.84%
5,170,000 USD	Perstorp Holding AB 8.75% due 05/15/17 (c)	5,413,117	5,544,825
2,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (c)	2,745,792	2,900,383
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (g)	1,328,768	1,450,191
		9,487,677	9,895,399
United Kingdom 0.33%
2,210,000 USD	Jaguar Land Rover PLC 5.625% due 02/01/23 (c)	2,196,237	2,317,738
1,400,000 USD	Jaguar Land Rover PLC 8.125% due 05/15/21 (c)	1,474,616	1,557,500
		3,670,853	3,875,238
Total International Corporate Bonds		110,012,124	112,946,403
Total International Bonds		110,759,409	113,740,403
Total Bonds		330,394,542	336,291,871

Term Loans — 8.48%
Switzerland 0.49%
5,746,598 USD	Virtuoso US LLC 4.75% due 02/11/21	5,779,422	5,765,762

United States 7.99%
1,400,124 USD	Ameriforge Group, Inc. 5.00% due 12/19/19	1,395,263	1,409,750
1,348,000 USD	Appvion, Inc. 5.75% - 6.75% due 06/28/19 (f)	1,336,092	1,364,432
1,179,346 EUR	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B 4.25% due 02/01/20 (f)	1,591,775	1,593,132
5,000,000 USD	Cactus Wellhead LLC due 07/08/20 (d)(e)(f)	4,900,000	4,950,000
6,778,000 USD	Caelus Energy Alaska O3 LLC, Second Lien Term Loan 8.75% due 04/02/21	6,645,925	6,811,890

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

6,576,830 USD	Caraustar Industry, Inc. 7.50% due 05/01/19	6,591,499	6,659,040

PRINCIPAL	DESCRIPTION	COST	VALUE

United States 7.99% — (continued)
2,103,000 USD	Citgo Petroleum Corporation, Term Loan B due 07/18/21 (e)(f)	$2,081,970	$2,116,249
8,522,732 USD	Fortescue Metals Group 3.75% due 06/30/19	8,519,941	8,488,385
10,058,795 USD	JC Penney Corporation, Inc. 6.00% due 05/21/18	9,991,710	10,172,862
931,000 USD	Jonah Energy LLC, Second Lien Term Loan 7.50% due 05/12/21	917,329	935,655
7,675,000 USD	Libbey Glass, Inc., Term Loan B 3.75% due 04/09/21	7,673,836	7,636,625
7,729,000 USD	New Albertson’s, Inc. 4.75% due 06/27/21	7,755,482	7,779,664
1,657,000 USD	OSG Bulk Ships, Inc. due 07/22/19 (e)(f)	1,640,430	1,668,044
5,433,000 USD	Osum Productions Corporation due 07/28/20 (d)(e)(f)	5,351,505	5,351,505
9,144,000 USD	Red Lobster Management LLC, Term Loan B due 07/09/21 (e)(f)	9,039,213	9,132,570
15,942,527 USD	Roundy’s Supermarkets, Inc., Term Loan B 5.75% due 03/03/21	15,986,475	15,877,721
1,656,000 USD	Stater Bros. Markets, Term Loan B 4.75% due 05/12/21	1,647,859	1,665,315
		93,066,304	93,612,839
Total Term Loans		98,845,726	99,378,601

Commercial Paper — 9.16%

International Commercial Paper — 7.72%

Italy 4.72%
55,344,000 USD	Eni S.p.A. 0.19% due 08/01/14	55,344,000	55,344,000

Japan 3.00%
35,162,000 USD	Hitachi Limited 0.20% due 08/01/14	35,162,000	35,162,000
Total International Commercial Paper		90,506,000	90,506,000

U.S. Commercial Paper — 1.44%
$8,791,000	Arrow Electronics, Inc. 0.51% due 08/01/14	8,791,000	8,791,000
8,052,000	Union Electric Company 0.18% due 08/01/14	8,052,000	8,052,000
Total U.S. Commercial Paper		16,843,000	16,843,000
Total Commercial Paper		107,349,000	107,349,000
Total Investments — 100.78%		$1,133,109,183	1,181,267,027
Liabilities in Excess of Other Assets — (0.78)%			(9,138,857)
Net Assets — 100.00%			$1,172,128,170

(a)         Securities with a total market value equal to $329,579,546 have been fair valued based on fair value adjustment factors at July 31, 2014.

(b)         Non-income producing security/commodity.

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

(c)          All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(d)         Security is deemed illiquid. At July 31, 2014, the value of these securities amounted to $17,273,490 or 1.47% of net assets.

(e)          All or a portion of the security represents unsettled loan positions.

(f)           At July 31, 2014, all or a portion of the security was segregated to cover collateral requirements for extended trade settlements.

(g)          Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(h)         This security is convertible until September 27, 2017.

At July 31, 2014, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$65,151,171
Gross unrealized depreciation	(16,993,327)
Net unrealized appreciation	$48,157,844

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
GDR	—	Global Depositary Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currencies
EUR	—	Euro
USD	—	United States Dollar

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2014	UNREALIZED APPRECIATION AT JULY 31, 2014	UNREALIZED DEPRECIATION AT JULY 31, 2014
09/17/14	109,000	British Pound	$181,663	$183,959	$—	$(2,296)
10/15/14	111,000	British Pound	185,860	187,290	—	(1,430)
11/19/14	646,000	British Pound	1,084,081	1,089,961	—	(5,880)
12/17/14	643,000	British Pound	1,078,170	1,084,166	—	(5,996)
01/14/15	236,000	British Pound	403,250	397,787	5,463	—
09/17/14	7,156,000	Euro	9,965,947	9,583,581	382,366	—
10/15/14	8,294,000	Euro	11,488,713	11,108,733	379,980	—
11/19/14	11,602,000	Euro	15,985,925	15,538,932	446,993	—
12/17/14	7,168,000	Euro	9,701,888	9,603,136	98,752	—
01/14/15	5,475,000	Euro	7,457,114	7,335,851	121,263	—
09/17/14	112,556,000	Japanese Yen	1,101,148	1,094,502	6,646	—
10/15/14	133,422,000	Japanese Yen	1,312,888	1,297,655	15,233	—
11/19/14	277,452,000	Japanese Yen	2,720,814	2,698,389	22,425	—
12/17/14	196,883,000	Japanese Yen	1,931,646	1,916,001	15,645	—
01/14/15	90,346,000	Japanese Yen	892,981	879,472	13,509	—
			$65,492,088	$63,999,415	$1,508,275	$(15,602)

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2014	UNREALIZED APPRECIATION AT JULY 31, 2014	UNREALIZED DEPRECIATION AT JULY 31, 2014
10/15/14	2,160,000	Euro	$2,943,324	$2,893,039	$—	$(50,285)
12/17/14	136,000	Euro	185,130	182,202	—	(2,928)
			$3,128,454	$3,075,241	$—	$(53,213)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	1.16%
Consumer Staples	2.03
Energy	2.15
Financials	2.78
Industrials	1.62
Information Technology	6.12
Materials	0.25
Total U.S. Common Stocks	16.11
International Common Stocks
Consumer Discretionary	3.08
Consumer Staples	5.94
Energy	4.70
Financials	4.69
Health Care	3.37
Industrials	5.95
Information Technology	1.84
Materials	5.15
Telecommunication Services	1.56
Utilities	0.96
Total International Common Stocks	37.24
Closed-End Mutual Fund	0.18
Commodity	0.92
U.S. Corporate Bonds
Consumer Discretionary	3.83
Consumer Staples	2.40
Energy	4.86
Financials	1.82
Health Care	0.21
Industrials	0.60
Materials	1.77
Telecommunication Services	3.50
Total U.S. Corporate Bonds	18.99
International Convertible Bond
Consumer Staples	0.07
Total International Convertible Bond	0.07
International Corporate Bonds
Consumer Discretionary	0.33
Energy	1.72

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

Financials	1.05
Industrials	1.38
Information Technology	0.60
Materials	3.66
Telecommunication Services	0.89
Total International Corporate Bonds	9.63
Term Loans	8.48
Commercial Paper
International Commercial Paper	7.72
U.S. Commercial Paper	1.44
Total Commercial Paper	9.16
Total Investments	100.78%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

FIRST EAGLE

     High Yield Fund

Schedule of Investments • Period Ended July 31, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST	VALUE

Bonds — 77.18%

U.S. Convertible Bond 0.18%
$1,915,000	Headwaters, Inc. 8.75% due 02/01/16 (a)	$1,938,696	$2,076,578

U.S. Corporate Bonds — 53.47%
15,794,000	ACCO Brands Corporation 6.75% due 04/30/20 (g)	16,134,368	16,504,730
3,588,000	Air Medical Group Holdings, Inc. 9.25% due 11/01/18	3,708,277	3,776,370
1,000,000	Aleris International, Inc. 7.625% due 02/15/18	1,036,569	1,031,250
7,313,000	Aleris International, Inc. 7.875% due 11/01/20	7,332,625	7,550,673
13,503,000	American Achievement Corporation 10.875% due 04/15/16 (b)(g)	13,974,561	13,773,060
2,909,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	2,909,000	3,098,085
3,278,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	3,316,560	3,548,435
8,763,000	Antero Resources Finance Corporation 5.375% due 11/01/21	8,845,911	8,905,399
7,126,000	Ashtead Capital, Inc. 6.50% due 07/15/22 (b)	7,556,993	7,607,005
11,518,000	Atlas Energy Holdings Operating Company LLC 7.75% due 01/15/21	11,594,627	11,863,540
700,000	Atlas Energy Holdings Operating Company LLC 7.75% due 01/15/21 (b)	696,568	721,000
7,651,000	Atlas Pipeline Partners L.P. 5.875% due 08/01/23	7,362,052	7,555,362
500,000	Atlas Pipeline Partners L.P. 6.625% due 10/01/20	532,148	522,500
6,363,000	Atwood Oceanics, Inc. 6.50% due 02/01/20	6,604,311	6,712,965
6,238,000	Basic Energy Services, Inc. 7.75% due 02/15/19	6,174,923	6,565,495
4,583,000	Basic Energy Services, Inc. 7.75% due 10/15/22	4,552,102	4,984,013
9,925,000	Bi-Lo LLC 8.625% due 09/15/18 (b)(c)	9,941,398	10,098,687
15,925,000	Bi-Lo LLC 9.25% due 02/15/19 (b)	16,624,617	17,079,562
15,081,000	Bon-Ton Department Stores, Inc. 10.625% due 07/15/17	14,773,518	15,156,405
7,625,000	Carrizo Oil & Gas, Inc. 8.625% due 10/15/18	7,840,849	7,996,719
2,841,000	CCO Holdings LLC 6.625% due 01/31/22	2,912,726	2,993,704
12,460,000	CCO Holdings LLC 7.375% due 06/01/20	13,280,710	13,332,200
9,608,000	CCO Holdings LLC 8.125% due 04/30/20	10,254,368	10,268,550
9,971,000	CEC Entertainment, Inc. 8.00% due 02/15/22 (b)	10,045,958	10,095,637
3,984,000	CenturyLink, Inc. Series ‘S’ 6.45% due 06/15/21	4,151,693	4,302,720
8,496,000	CenturyLink, Inc. Series ‘W’ 6.75% due 12/01/23	8,617,582	9,250,020
2,736,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (b)	2,740,352	2,824,920
11,722,000	Claire’s Stores, Inc. 9.00% due 03/15/19 (b)	12,367,935	11,897,830
11,532,000	Cleaver-Brooks, Inc. 8.75% due 12/15/19 (b)	11,977,343	12,858,180
3,170,000	Cloud Peak Energy Resources 6.375% due 03/15/24	3,216,977	3,288,875
6,755,000	Crestwood Midstream Partners L.P. 6.125% due 03/01/22 (b)	6,923,406	7,008,313
10,780,000	DFC Finance Corporation 10.50% due 06/15/20 (b)	10,843,847	10,780,000

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 53.47% — (continued)
$14,953,000	Drill Rigs Holdings, Inc. 6.50% due 10/01/17 (b)	$15,191,381	$15,177,295
12,615,000	DriveTime Automotive Group, Inc. 8.00% due 06/01/21 (b)	12,696,943	12,756,919
4,000,000	EP Energy LLC 9.375% due 05/01/20	4,039,088	4,450,000
1,075,000	Everest Acquisition LLC 6.875% due 05/01/19	1,092,408	1,131,438
2,894,000	Frontier Communications Corporation 7.125% due 03/15/19	3,033,786	3,212,340
11,989,000	Frontier Communications Corporation 8.50% due 04/15/20	12,981,372	13,877,267
9,907,000	GenCorp, Inc. 7.125% due 03/15/21	10,296,367	10,771,881
7,986,000	Global Partners L.P. 6.25% due 07/15/22 (b)	8,068,695	7,936,087
9,566,000	Harland Clarke Holdings Corporation 6.875% due 03/01/20 (b)	9,632,419	10,032,342
5,364,000	Headwaters, Inc. 7.25% due 01/15/19	5,501,631	5,632,200
8,870,000	Headwaters, Inc. 7.625% due 04/01/19	8,888,654	9,357,850
3,000,000	Huntington Ingalls Industries, Inc. 6.875% due 03/15/18	3,095,449	3,150,000
6,226,000	Huntington Ingalls Industries, Inc. 7.125% due 03/15/21	6,553,683	6,692,950
3,015,000	Interface, Inc. 7.625% due 12/01/18	3,141,924	3,173,288
11,642,000	Kemet Corporation 10.50% due 05/01/18	11,814,022	12,253,205
7,891,000	Kinder Morgan, Inc. 5.00% due 02/15/21 (b)	7,856,528	8,038,956
5,882,000	Kinder Morgan, Inc. 5.625% due 11/15/23 (b)	5,909,687	6,087,870
3,646,000	Kraton Polymers 6.75% due 03/01/19	3,702,335	3,841,973
12,022,000	Landry’s, Inc. 9.375% due 05/01/20 (b)	12,624,650	13,103,980
10,518,000	Magnachip Semiconductor Corporation 6.625% due 07/15/21	10,486,222	10,255,050
4,548,000	Mcron Finance Corporation 8.375% due 05/15/19 (b)	4,602,235	4,991,430
762,000	Milacron LLC 7.75% due 02/15/21 (b)	762,000	824,865
5,000,000	Outerwall, Inc. 5.875% due 06/15/21 (b)	5,000,000	4,937,500
10,713,000	Outerwall, Inc. 6.00% due 03/15/19	10,716,512	11,007,607
8,674,000	Parker Drilling Company 6.75% due 07/15/22 (b)	8,840,924	8,890,850
1,107,000	Parker Drilling Company 7.50% due 08/01/20	1,110,400	1,181,723
2,000,000	PHH Corporation 6.375% due 08/15/21	1,992,858	2,020,000
6,020,000	PHH Corporation 7.375% due 09/01/19	6,307,223	6,652,100
6,480,000	Post Holdings, Inc. 6.75% due 12/01/21 (b)	6,608,276	6,747,300
11,683,000	Post Holdings, Inc. 7.375% due 02/15/22	12,241,783	12,471,602
7,428,000	Quality Distribution 9.875% due 11/01/18	7,861,070	7,873,680
6,386,000	Radio Systems Corporation 8.375% due 11/01/19 (b)	6,503,749	7,024,600
11,243,000	Rentech Nitrogen Partners L.P. 6.50% due 04/15/21 (b)	11,314,841	11,495,967
3,592,000	Rex Energy Corporation 6.25% due 08/01/22 (b)	3,577,057	3,560,570
6,240,000	Rex Energy Corporation 8.875% due 12/01/20	6,219,090	6,832,800
12,283,000	ROC Finance 12.125% due 09/01/18 (b)	13,326,191	13,234,932
10,537,000	Roundy’s Supermarkets, Inc. 10.25% due 12/15/20 (b)	10,569,919	11,063,850
7,720,000	Silgan Holdings, Inc. 5.50% due 02/01/22	7,688,998	7,835,800
5,000,000	Sprint Communications, Inc. 6.00% due 11/15/22	4,913,786	4,950,000
7,250,000	Sprint Communications, Inc. 7.00% due 08/15/20	7,562,823	7,721,250
788,000	Sprint Corporation 7.125% due 06/15/24 (b)	788,000	806,715
12,657,000	Sprint Corporation 7.25% due 09/15/21 (b)	12,818,888	13,527,169
6,907,000	STHI Holding Corporation 8.00% due 03/15/18 (b)	7,229,378	7,278,251
1,787,000	T-Mobile USA, Inc. 6.125% due 01/15/22	1,807,411	1,845,078
1,170,000	T-Mobile USA, Inc. 6.542% due 04/28/20	1,170,000	1,227,038

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 53.47% — (continued)
$4,355,000	T-Mobile USA, Inc. 6.633% due 04/28/21	$4,548,836	$4,589,081
4,680,000	T-Mobile USA, Inc. 6.731% due 04/28/22	4,737,622	4,919,850
9,264,000	Taylor Morrison Communities, Inc. 7.75% due 04/15/20 (b)	9,720,029	9,958,800
4,833,000	Time, Inc. 5.75% due 04/15/22 (b)	4,833,000	4,796,753
11,834,000	Toys R Us Property Company II 8.50% due 12/01/17	12,102,327	11,997,309
9,650,000	United Rentals North America, Inc. 7.375% due 05/15/20	10,162,376	10,397,875
200,000	United Rentals North America, Inc. 7.625% due 04/15/22	200,000	221,500
2,000,000	United Rentals North America, Inc. 8.375% due 09/15/20	2,184,559	2,165,000
Total U.S. Corporate Bonds		615,474,279	629,933,940

International Convertible Bond — 0.17%

Mauritius 0.17%
2,000,000 USD	Golden Agri-Resources Limited 2.50% due 10/04/17 (d)(e)(f)	1,868,763	1,985,000

International Corporate Bonds — 23.36%

Australia 1.89%
9,425,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (b)(e)	9,349,111	8,623,875
13,158,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (b)	13,514,232	13,667,873
		22,863,343	22,291,748
Bermuda 3.21%
1,707,000 USD	Aircastle Limited 4.625% due 12/15/18	1,707,000	1,741,140
3,000,000 USD	Aircastle Limited 6.25% due 12/01/19	3,218,365	3,232,500
5,825,000 USD	Aircastle Limited 7.625% due 04/15/20	6,011,892	6,684,187
10,077,000 USD	Santa Maria Offshore Limited 8.875% due 07/03/18 (b)(e)	10,192,852	10,769,794
13,928,000 USD	Viking Cruises Limited 8.50% due 10/15/22 (b)	14,840,346	15,355,620
		35,970,455	37,783,241
Canada 5.96%
12,241,000 USD	Lightstream Resources Limited 8.625% due 02/01/20 (b)	12,262,429	12,730,640
9,528,000 USD	MEG Energy Corporation 7.00% due 03/31/24 (b)	9,689,486	10,099,680
9,651,000 USD	Mood Media Corporation 9.25% due 10/15/20 (b)	10,042,990	8,589,390
5,730,000 USD	New Gold, Inc. 6.25% due 11/15/22 (b)	5,591,090	6,059,475
4,974,000 USD	New Gold, Inc. 7.00% due 04/15/20 (b)	5,050,334	5,328,398
7,978,000 USD	Northern Blizzard Resources, Inc. 7.25% due 02/01/22 (b)	7,987,283	8,436,735

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 23.36% — (continued)

Canada 5.96% — (continued)
5,656,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	$5,878,224	$6,037,780
2,550,000 USD	Thompson Creek Metals Company, Inc. 7.375% due 06/01/18	2,308,935	2,505,375
7,214,000 USD	Thompson Creek Metals Company, Inc. 9.75% due 12/01/17	7,428,610	8,133,785
2,000,000 USD	Thompson Creek Metals Company, Inc. 12.50% due 05/01/19	2,012,364	2,260,000
		68,251,745	70,181,258
Cayman Islands 1.38%
2,000,000 USD	Offshore Group Investment Limited 7.125% due 04/01/23	2,047,691	1,985,000
13,814,000 USD	Offshore Group Investment Limited 7.50% due 11/01/19	14,027,426	14,297,490
		16,075,117	16,282,490
France 1.73%
9,277,000 USD	Numericable Group SA 6.00% due 05/15/22 (b)	9,406,596	9,334,981
1,031,000 USD	Numericable Group SA 6.25% due 05/15/24 (b)	1,031,000	1,037,444
4,900,000 USD	Rexel SA 5.25% due 06/15/20 (b)	4,868,452	4,998,000
4,805,000 USD	Rexel SA 6.125% due 12/15/19 (b)	4,843,914	4,997,200
		20,149,962	20,367,625
Israel 0.58%
6,449,000 USD	B Communications Limited 7.375% due 02/15/21 (b)	6,645,638	6,892,369

Luxembourg 0.45%
3,026,000 USD	Altice Finco SA 9.875% due 12/15/20 (b)	3,442,249	3,434,510
150,000 EUR	Altice SA 7.25% due 05/15/22 (b)	207,248	208,892
1,628,000 USD	Altice SA 7.75% due 05/15/22 (b)	1,660,451	1,668,700
		5,309,948	5,312,102
Netherlands 0.88%
9,979,000 USD	VTR Finance BV 6.875% due 01/15/24 (b)	10,214,718	10,365,686

Norway 0.86%
10,105,000 USD	Eksportfinans ASA 2.00% due 09/15/15	9,707,883	10,117,934

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 23.36% — (continued)

South Africa 0.89%
9,202,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	$9,235,769	$10,446,571

Sweden 3.15%
10,280,000 USD	Perstorp Holding AB 8.75% due 05/15/17 (b)	10,474,885	11,025,300
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (b)	1,372,893	1,450,191
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (d)	1,328,768	1,450,191
12,930,000 USD	Stena AB 7.00% due 02/01/24 (b)	13,058,315	13,673,475
6,304,000 EUR	TVN Finance Corporation III AB 7.375% due 12/15/20 (b)	8,677,142	9,507,096
		34,912,003	37,106,253
United Kingdom 2.38%
10,462,000 USD	EnQuest PLC 7.00% due 04/15/22 (b)	10,523,676	10,507,771
4,400,000 USD	Ineos Finance PLC 8.375% due 02/15/19 (b)	4,533,336	4,768,500
790,000 USD	Jaguar Land Rover PLC 5.625% due 02/01/23 (b)	790,000	828,513
5,550,000 USD	Jaguar Land Rover PLC 8.125% due 05/15/21 (b)	5,694,160	6,174,375
5,685,000 USD	Virgin Media Secured Finance PLC 5.50% due 01/15/25 (b)	5,693,015	5,756,062
		27,234,187	28,035,221
Total International Corporate Bonds		266,570,768	275,182,498
Total Bonds		885,852,506	909,178,016

Term Loans — 18.39%
Switzerland 0.83%
9,814,925 USD	Virtuoso US LLC 4.75% due 02/11/21	9,868,235	9,847,658

United States 17.56%
1,492,511 USD	Ameriforge Group, Inc., First Lien Term Loan 5.00% due 12/19/19	1,486,139	1,502,772
8,470,000 USD	Ameriforge Group, Inc., Second Lien Term Loan 8.75% due 12/18/20	8,610,814	8,681,750
5,139,240 USD	Appvion, Inc. 5.75% - 6.75% due 06/28/19	5,095,053	5,201,887
11,264,149 USD	Atkins Nutritionals, Inc., First Lien Term Loan 6.25% due 01/02/19 (e)	11,212,543	11,235,989
1,528,000 USD	Atkins Nutritionals, Inc., Second Lien Term Loan 9.75% due 04/03/19 (e)	1,502,663	1,543,280
4,240,373 EUR	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B 4.25% due 02/01/20	5,718,746	5,728,153

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

1,564,140 USD	BJ’s Wholesale Club, Inc., First Lien Term Loan 4.50% due 09/26/19	$1,557,133	$1,558,110
3,930,000 USD	BJ’s Wholesale Club, Inc., Second Lien Term Loan 8.50% due 03/26/20	3,911,955	3,993,862
9,572,000 USD	Cactus Wellhead LLC due 07/08/20 (e)(h)	9,380,560	9,476,280
10,402,000 USD	Caelus Energy Alaska O3 LLC, Second Lien Term Loan 8.75% due 04/02/21	10,199,308	10,454,010
11,445,811 USD	Caraustar Industry, Inc. 7.50% due 05/01/19	11,548,110	11,588,883
7,343,000 USD	CBAC Borrower LLC, Term Loan B 8.25% due 07/02/20 (e)	7,528,251	7,673,435
1,000,000 USD	Citgo Petroleum Corporation, Term Loan B due 07/18/21 (h)	990,000	1,006,300
8,387,438 USD	Fortescue Metals Group 3.75% due 06/30/19	8,348,533	8,353,637
9,913,155 USD	Hostess Brands, Inc. 6.75% due 04/09/20	10,046,704	10,241,528
12,990,811 USD	JC Penney Corporation, Inc. 6.00% due 05/21/18	13,070,902	13,138,127
1,296,000 USD	Jonah Energy LLC, Second Lien Term Loan 7.50% due 05/12/21	1,276,970	1,302,480
5,225,000 USD	New Albertson’s, Inc. 4.75% due 06/27/21	5,237,147	5,259,250
1,829,000 USD	OSG Bulk Ships, Inc. due 07/22/19 (h)	1,810,710	1,841,190
5,637,000 USD	Osum Productions Corporation due 07/28/20 (e)(h)	5,552,445	5,552,445
9,236,000 USD	Payless, Inc., First Lien Term Loan 5.00% due 03/11/21	9,201,127	9,255,257
1,202,000 USD	Payless, Inc., Second Lien Term Loan 8.50% due 03/11/22	1,190,333	1,198,995
10,037,000 USD	Red Lobster Management LLC, Term Loan B due 07/09/21 (h)	9,921,685	10,024,454
6,258,705 USD	ROC Finance 5.00% due 06/20/19	6,044,604	6,125,708
15,916,503 USD	Roundy’s Supermarkets, Inc., Term Loan B 5.75% due 03/03/21	15,934,414	15,851,802
2,295,000 USD	Stater Bros. Markets, Term Loan B 4.75% due 05/12/21	2,283,718	2,307,909
2,282,750 USD	Toys R Us Property Company I, Term Loan B 6.00% due 08/21/19	2,262,952	2,205,000
10,494,497 USD	True Religion Apparel, Inc., First Lien Term Loan 5.88% due 07/30/19	10,005,459	9,759,882
11,171,580 USD	Water Pik Technologies, Inc., First Lien Term Loan 5.75% due 07/08/20 (e)	10,985,294	11,218,110
6,979,041 USD	Wilton Brands LLC 7.50% due 08/30/18	6,901,955	6,682,432

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

6,859,167 USD	Zest Anchors LLC 6.50% due 08/16/20 (e)	$6,736,773	$6,884,889
		205,553,000	206,847,806
Total Term Loans		215,421,235	216,695,464

Commercial Paper — 6.16%

International Commercial Paper — 5.19%

Italy 3.17%
37,404,000 USD	Eni S.p.A. 0.19% due 08/01/14	37,404,000	37,404,000

Japan 2.02%
23,763,000 USD	Hitachi Limited 0.20% due 08/01/14	23,763,000	23,763,000
Total International Commercial Paper		61,167,000	61,167,000

U.S. Commercial Paper — 0.97%
$5,941,000	Arrow Electronics, Inc. 0.51% due 08/01/14	5,941,000	5,941,000
5,442,000	Union Electric Company 0.18% due 08/01/14	5,442,000	5,442,000
Total U.S. Commercial Paper		11,383,000	11,383,000
Total Commercial Paper		72,550,000	72,550,000
Total Investments — 101.73%		$1,173,823,741	1,198,423,480
Liabilities in Excess of Other Assets — (1.73)%			(20,427,975)
Net Assets — 100.00%			$1,177,995,505

(a)	This security is convertible until January 27, 2016.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)	Payment-in-kind security.
(d)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(e)	Security is deemed illiquid. At July 31, 2014, the value of these securities amounted to $74,963,097 or 6.36% of net assets.
(f)	This security is convertible until September 27, 2017.
(g)	At July 31, 2014, all or a portion of the security was segregated to cover collateral requirements for extended trade settlements.
(h)	All or a portion of the security represents unsettled loan positions.

At July 31, 2014, cost is substantially identical for both book and federal income tax purposes Net unrealized appreciation consisted of:

Gross unrealized appreciation	$29,022,122
Gross unrealized depreciation	(4,422,383)
Net unrealized appreciation	$24,599,739

Abbreviations used in this schedule include:

PLC	—	Public Limited Company

Currencies

EUR	—	Euro
USD	—	United States Dollar

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2014	UNREALIZED APPRECIATION AT JULY 31, 2014	UNREALIZED DEPRECIATION AT JULY 31, 2014
12/17/14	16,598,000	Euro	$22,481,023	$22,236,725	$244,298	$—

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT JULY 31, 2014	UNREALIZED APPRECIATION AT JULY 31, 2014	UNREALIZED DEPRECIATION AT JULY 31, 2014
12/17/14	3,140,000	Euro	$4,274,325	$4,206,731	$—	$(67,594)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Convertible Bond
Industrials	0.18%
Total U.S. Convertible Bond	0.18
U.S. Corporate Bonds
Consumer Discretionary	12.89
Consumer Staples	5.78
Energy	10.55
Financials	4.23
Health Care	0.62
Industrials	7.07
Materials	2.83
Telecommunication Services	9.50
Total U.S. Corporate Bonds	53.47
International Convertible Bond
Consumer Staples	0.17
Total International Convertible Bond	0.17
International Corporate Bonds
Consumer Discretionary	1.89
Energy	6.35
Financials	2.59
Industrials	0.85
Information Technology	0.88
Materials	5.70
Telecommunication Services	3.94
Utilities	1.16
Total International Corporate Bonds	23.36
Term Loans	18.39
Commercial Paper
International Commercial Paper	5.19
U.S. Commercial Paper	0.97
Total Commercial Paper	6.16
Total Investments	101.73%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

FIRST EAGLE

Fund of America

Schedule of Investments • Period Ended July 31, 2014 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 97.10%

U.S. Common Stocks — 90.95%

Consumer Discretionary 13.82%
1,909,500	Wyndham Worldwide Corporation (a)	$64,410,967	$144,262,725
1,130,200	Viacom, Inc., Class ‘B’ (a)	60,574,108	93,433,634
1,934,240	Lowe’s Companies, Inc. (a)	84,945,142	92,553,384
141,050	AutoZone, Inc. (a)(b)	62,039,849	72,927,082
840,740	SeaWorld Entertainment, Inc.	25,533,754	23,414,609
		297,503,820	426,591,434
Energy 8.50%
1,417,660	Occidental Petroleum Corporation (a)	128,091,546	138,519,559
993,160	Dresser-Rand Group, Inc. (b)	44,155,675	59,102,952
571,550	Phillips 66	46,946,185	46,358,420
237,380	SemGroup Corporation, Class ‘A’ (a)	17,826,804	18,297,250
		237,020,210	262,278,181
Health Care 12.77%
1,010,802	Valeant Pharmaceuticals International, Inc. (a)(b)	26,445,502	118,658,047
301,875	Actavis PLC (a)(b)	44,612,978	64,679,737
844,500	Omnicare, Inc.	20,665,173	52,781,250
1,593,620	Theravance, Inc. (a)(b)	50,596,563	34,581,554
3,141,080	Halozyme Therapeutics, Inc. (a)(b)	33,324,026	30,594,119
615,370	Health Net, Inc. (b)	13,522,990	25,347,090
758,700	Pfizer, Inc. (a)	15,164,583	21,774,690
790,364	Intrexon Corporation (a)(b)	17,625,946	17,459,141
287,270	Teva Pharmaceutical Industries Limited, ADR (a)	15,754,439	15,368,945
455,330	Theravance Biopharma, Inc. (b)	9,486,801	12,762,900
		247,199,001	394,007,473
Industrials 13.83%
5,369,905	Pitney Bowes, Inc. (a)	86,265,558	145,309,629
2,439,090	Avis Budget Group, Inc. (a)(b)	65,196,462	137,052,467
1,986,750	Hertz Global Holdings, Inc. (a)(b)	52,291,073	56,066,085
1,061,100	Delta Air Lines, Inc. (a)	40,497,840	39,748,806
152,300	Alliant Techsystems, Inc. (a)	20,060,708	19,788,339
163,680	Visteon Corporation (a)(b)	15,642,457	15,631,440
1,091,089	Graphic Packaging Holding Company (b)	13,353,865	13,093,068
		293,307,963	426,689,834
Information Technology 22.08%
4,682,100	Hewlett-Packard Company (a)	95,398,508	166,729,581

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 90.95% — (continued)

Information Technology 22.08% — (continued)
2,715,520	Seagate Technology PLC (a)	$74,313,726	$159,129,472
1,112,200	SanDisk Corporation (a)	76,124,290	101,999,862
2,291,290	AOL, Inc. (a)(b)	64,142,965	88,329,229
1,815,920	Lexmark International, Inc., Class ‘A’ (a)	69,364,821	87,218,638
1,226,930	Motorola Solutions, Inc. (a)	64,145,674	78,130,902
		443,489,984	681,537,684
Materials 19.95%
1,817,900	Eastman Chemical Company (a)	60,387,147	143,214,162
1,333,560	WR Grace & Company (a)(b)	83,956,560	121,353,960
3,746,815	Sealed Air Corporation (a)	103,945,954	120,347,698
1,179,730	Rockwood Holdings, Inc. (a)	62,807,492	93,127,886
1,130,605	FMC Corporation (a)	63,461,522	73,738,058
851,050	Valspar Corporation (a)	22,407,329	63,871,303
		396,966,004	615,653,067
Total U.S. Common Stocks		1,915,486,982	2,806,757,673

International Common Stocks — 6.15%
Netherlands 4.27%
1,240,200	LyondellBasell Industries NV, Class ‘A’ (a)	88,496,000	131,771,250

Switzerland 1.88%
1,345,550	Tyco International Limited	30,146,847	58,060,483
Total International Common Stocks		118,642,847	189,831,733
Total Common Stocks		2,034,129,829	2,996,589,406

Investment Company — 2.54%
78,440,050	State Street Institutional U.S. Government Money Market Fund, Institutional Class	78,440,050	78,440,050

PRINCIPAL

Bond — 0.21%

U.S. Convertible Bond 0.21%
$2,730,000	Omnicare, Inc. 3.75% due 12/15/25 (c)	2,730,000	6,579,300
Total Investment Portfolio Excluding Options Written — 99.85% (Cost: $2,115,299,879)			$3,081,608,756

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Covered Call Options Written — (0.77)%
143	Actavis PLC	$220.00	August 2014	$(74,074)
385	Actavis PLC	225.00	November 2014	(375,375)
176	Actavis PLC	230.00	November 2014	(143,440)
361	Alliant Techsystems, Inc.	130.00	August 2014	(119,130)
523	Alliant Techsystems, Inc.	135.00	September 2014	(173,113)
115	Alliant Techsystems, Inc.	140.00	November 2014	(58,650)
46	AOL, Inc.	38.00	October 2014	(13,685)
612	AOL, Inc.	39.00	October 2014	(151,470)
140	AutoZone, Inc.	530.00	September 2014	(99,260)
1,250	Avis Budget Group, Inc	57.50	November 2014	(462,500)

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (0.77)% — (continued)
2,132	Avis Budget Group, Inc.	$52.50	August 2014	$(959,400)
1,220	Avis Budget Group, Inc.	55.00	August 2014	(335,500)
5,001	Avis Budget Group, Inc	60.00	November 2014	(1,362,773)
1,250	Avis Budget Group, Inc	62.50	November 2014	(243,750)
934	Delta Air Lines, Inc.	39.00	September 2014	(114,882)
2,020	Delta Air Lines, Inc.	40.00	September 2014	(181,800)
5,395	Delta Air Lines, Inc.	41.00	September 2014	(366,860)
1,110	Delta Air Lines, Inc.	42.00	September 2014	(53,280)
45	Eastman Chemical Company	80.00	December 2014	(14,850)
221	FMC Corporation	70.00	October 2014	(19,890)
1,471	Halozyme Therapeutics, Inc.	8.00	September 2014	(272,135)
12,303	Halozyme Therapeutics, Inc.	9.00	September 2014	(1,537,875)
3,270	Halozyme Therapeutics, Inc.	10.00	September 2014	(294,300)
6,991	Hertz Global Holdings, Inc.	29.00	September 2014	(873,875)
3,399	Hewlett-Packard Company	35.00	November 2014	(764,775)
5,672	Hewlett-Packard Company	36.00	November 2014	(992,600)
4,790	Intrexon Corporation	25.00	October 2014	(634,675)
5,091	Lexmark International, Inc., Class ‘A’	47.00	October 2014	(1,232,022)
3,000	Lexmark International, Inc., Class ‘A’	48.00	October 2014	(570,000)
2,497	Lexmark International, Inc., Class ‘A’	49.00	October 2014	(368,307)
858	Lowe’s Companies, Inc.	48.00	October 2014	(149,292)
3,572	LyondellBasell Industries NV, Class ‘A’	105.00	September 2014	(1,143,040)
4,408	LyondellBasell Industries NV, Class ‘A’	110.00	December 2014	(1,399,540)
258	Motorola Solutions, Inc.	65.00	August 2014	(21,672)
62	Motorola Solutions, Inc.	65.00	October 2014	(8,990)
1,230	Occidental Petroleum Corporation	105.00	November 2014	(175,890)
336	Pfizer, Inc.	31.00	October 2014	(6,720)
6,355	Pitney Bowes, Inc.	27.00	October 2014	(699,050)
12,357	Pitney Bowes, Inc.	28.00	October 2014	(803,205)
3,254	Pitney Bowes, Inc.	29.00	October 2014	(130,160)
2,000	Pitney Bowes, Inc.	29.00	January 2015	(220,000)
1,423	Rockwood Holdings, Inc.	75.00	August 2014	(597,660)
1,570	Rockwood Holdings, Inc.	77.50	August 2014	(681,380)
2,451	Rockwood Holdings, Inc.	77.50	November 2014	(784,320)
338	SanDisk Corporation	97.50	September 2014	(49,010)
732	SanDisk Corporation	97.50	October 2014	(199,104)
1,131	SanDisk Corporation	100.00	October 2014	(226,200)
774	SanDisk Corporation	95.00	January 2015	(464,400)
952	Seagate Technology PLC	60.00	December 2014	(275,128)
2,043	Sealed Air Corporation	35.00	October 2014	(81,720)
400	SemGroup Corporation	80.00	August 2014	(27,000)
430	SemGroup Corporation	80.00	October 2014	(84,925)
1,726	Teva Pharmaceutical Industries Limited	55.00	September 2014	(195,038)
226	Theravance, Inc	35.00	September 2014	(8,475)
1,000	Valeant Pharmaceuticals International, Inc.	120.00	September 2014	(510,000)
123	Valeant Pharmaceuticals International, Inc.	120.00	October 2014	(83,640)

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (0.77)% — (continued)
1,403	Valeant Pharmaceuticals International, Inc.	$130.00	October 2014	$(603,290)
2,739	Valeant Pharmaceuticals International, Inc.	135.00	October 2014	(671,055)
574	Valspar Corporation	75.00	October 2014	(154,980)
1,519	Viacom, Inc., Class ‘B’	87.50	September 2014	(205,065)
560	Visteon Corporation	100.00	September 2014	(58,800)
723	WR Grace & Company	95.00	September 2014	(104,835)
619	WR Grace & Company	97.50	September 2014	(46,425)
677	Wyndham Worldwide Corporation	77.50	November 2014	(169,250)
Total Covered Call Options Written (Premiums Received: $36,731,877)				(23,903,505)
Total Investments — 99.08% (Cost: $2,078,568,002)				3,057,705,251
Other Assets in Excess of Liabilities — 0.92%				28,476,229
Net Assets — 100.00%				$3,086,181,480

(a)	At July 31, 2014, all or a portion of this security was segregated to cover collateral requirement for options.
(b)	Non-income producing security/commodity.
(c)	This security is convertible until December 15, 2025.

At July 31, 2014, cost is substantially identical for both book and federal income tax purposes Net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,003,673,179
Gross unrealized depreciation	(24,535,930)
Net unrealized appreciation	$979,137,249

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
PLC	—	Public Limited Company

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	13.82%
Energy	8.50
Health Care	12.77
Industrials	13.83
Information Technology	22.08
Materials	19.95
Total U.S. Common Stocks	90.95
International Common Stocks
Industrials	1.88
Materials	4.27
Total International Common Stocks	6.15
Investment Company	2.54
U.S. Convertible Bond
Health Care	0.21
Total U.S. Convertible Bond	0.21
Covered Call Options Written	(0.77)

Total Investments	99.08%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2014

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of eight separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund, First Eagle Fund of America and First Eagle Absolute Return Fund (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust.  The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund (which commenced operations on May 1, 2012) seeks current income generation and long-term growth of capital. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and international equity securities.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”), manages the Funds.

The following is a summary of significant accounting policies adhered to by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle  Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), and First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary or collectively “subsidiaries”. Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold (bullion). Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2014, the First Eagle Global Cayman Fund, Ltd. has $1,585,236,018 in net assets, representing 3.09% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2014, the First Eagle Overseas Cayman Fund, Ltd. has $351,006,059 in net assets, representing 2.31% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, and is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2014, the First Eagle U.S. Value Cayman Fund, Ltd. has $131,760,301 in net assets, representing 4.15% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2014, the First Eagle Gold Cayman Fund, Ltd. has $290,829,987 in net assets, representing 20.11% of the Gold Fund’s net assets.

b) Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

Commodities (such as physical metals) are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Forward contracts are valued at the current cost of covering or offsetting such contracts at the time NYSE closes (normally 4:00 p.m. E.S.T.).

The 4:00 p.m. E.S.T. exchange rates are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to a Fund’s foreign holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 p.m. E.S.T.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds shall be determined in good faith by or under the direction of the Board, generally acting through its designated Board Valuation Committee or Valuation Committee (collectively, the “Committees”). The Committees’ responsibilities include making determinations regarding Level 3 fair value measurements and providing the results to the Board, in accordance with the Funds’ valuation policies.

It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of July 31, 2014:

First Eagle Global Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3(b)	TOTAL
Assets:†
U.S. Common Stocks	$16,798,791,237	$1,348,224	$—	$16,800,139,461
International Common Stocks	5,117,758,983	14,903,832,088	12,404,270	20,033,995,341
International Preferred Stock	154,254,585	—	—	154,254,585
Investment Company	10,605	—	—	10,605
Warrant	109,634,253	—	—	109,634,253
Commodity *	2,463,118,906	—	—	2,463,118,906
Government Obligations	—	1,000,024,500	—	1,000,024,500
U.S. Corporate Bond	—	5,439,665	—	5,439,665
International Corporate Notes and Bonds	—	36,688,340	37,415,772	74,104,112
International Government Bonds	—	153,627,884	—	153,627,884
International Commercial Paper	—	3,991,124,823	—	3,991,124,823
U.S. Commercial Paper	—	6,535,218,280	—	6,535,218,280
Foreign Currency Contracts **		60,407,050		60,407,050
Total	$24,643,568,569	$26,687,710,854	$49,820,042	$51,381,099,465

Liabilities:
Covered Call Options Written	$2,025,000	$—	$—	$2,025,000
Foreign Currency Contracts **	—	836,270	—	836,270
Total	$2,025,000	$836,270	$—	$2,861,270

(a)

Transfer into/out of Level 2 represent value as of the beginning of the period. Common stock valued at $14,626,895,721 was transferred from Level 1 to Level 2 during the nine-month period ended July 31, 2014. At October 31, 2013, these securities were valued using quoted market prices in active markets; at July 31, 2014, these securities were valued based on fair value adjustment factors. There were no transfers from Level 2 to Level 1 as of July 31, 2014.

(b)	Level 3 securities are identified in the Schedule of Investments with the footnote (e).
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended July 31, 2014 was as follows:

	INTERNATIONAL	INTERNATIONAL
	COMMON	CORPORATE		TOTAL
	STOCKS	BONDS		VALUE
Beginning Balance - market value	$12,514,385	$38,819,641		$51,334,026
Purchases	—	—		—
Sales	—	(881,801	)*	(881,801)
Transfer In - Level 3	—	—		—
Transfer Out - Level 3	—	—		—
Accrued Amortization	—	—		—
Realized Gains (Losses)	—	(42,794	)*	(42,794)
Change in Unrealized Appreciation (Depreciation)	(110,115)	(479,274)		(589,389)
Ending Balance - market value	$12,404,270	$37,415,772		$49,820,042
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(110,115)	$(479,274)		$(589,389)

* Related to a paydown of previously recapitalized interest receivable to principal.

First Eagle Overseas Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3(b)		TOTAL
Assets:†
International Common Stocks	$2,310,486,326	$8,479,605,636	$33,883,056		$10,823,975,018
U.S. Common Stock	23,875,811	—	—		23,875,811
International Preferred Stocks	84,197,164	—	—		84,197,164
Investment Company	18,446	—	—		18,446
Right	—	—	—	^	—	^
Commodity *	743,978,641	—	—		743,978,641
Term Loans	—	5,035,239	—	^	5,035,239
International Convertible Bond	—	18,262,000	—		18,262,000
International Corporate Bonds	—	86,177,489	24,943,848		111,121,337
International Government Bond	—	38,084,076	—		38,084,076
International Commercial Paper	—	1,347,912,313	—		1,347,912,313
U.S. Commercial Paper	—	1,928,544,512	—		1,928,544,512
Foreign Currency Contracts **	—	33,036,525	—		33,036,525
Total	$3,162,556,388	$11,936,657,790	$58,826,904		$15,158,041,082

Liabilities:
Foreign Currency Contracts **	$—	$356,268	$—		$356,268
Total	$—	$356,268	$—		$356,268

(a)

Transfer into/out of Level 2 represent value as of the beginning of the period. Common Stock valued at $ 8,126,346,695 was transferred from Level 1 to Level 2 during the nine-month period ended July 31, 2014. At October 31, 2013, these securities were valued using quoted market prices in active markets; at July 31, 2014, these securities were valued using fair value adjustment factors. There were no transfers from Level 2 to Level 1 as of July 31, 2014.
(b)	Level 3 securities are identified in the Schedule of Investments with the footnote (e).
†	See Consolidated Schedule of Investments for additional detailed categorizations.

^	Fair value represents zero.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended July 31, 2014 was as follows:

	INTERNATIONAL			INTERNATIONAL
	COMMON			CORPORATE		TERM		TOTAL
	STOCKS	RIGHT		BONDS		LOANS		VALUE
Beginning Balance - market value	$34,181,929	$—	^	$25,879,761		$—	^	$60,061,690
Purchases	—	8,992		—		—		8,992
Sales	—	—		(587,867	)*	—		(587,867)
Transfer In - Level 3	—	—		—		—		—
Transfer Out - Level 3	—	—		—		—		—
Accrued Amortization	—	—		—		—		—
Realized Gains (Losses)	—	—		(28,300	)*	—		(28,300)
Change in Unrealized Appreciation (Depreciation)	(298,873)	(8,992)		(319,746)		—		(627,611)
Ending Balance - market value	$33,883,056	$—	^	$24,943,848		$—	^	$58,826,904
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(298,873)	$(8,992)		$(319,746)		$—		$(627,611)

^ Fair value represents zero.
* Related to a paydown of previously recapitalized interest receivable to principal.

U.S. Value Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$2,178,231,006	$1,980	$—	$2,178,232,986
International Common Stocks	268,686,509	656,440	—	269,342,949
Investment Company	20,294	—	—	20,294
Warrant	16,765,874	—	—	16,765,874
Commodity *	156,696,992	—	—	156,696,992
U.S. Corporate Bonds	—	13,431,177	—	13,431,177
U.S. Treasury Bills	—	119,997,155	—	119,997,155
International Commercial Paper	—	175,783,280	—	175,783,280
U.S. Commercial Paper	—	255,642,071	—	255,642,071
Total	$2,620,400,675	$565,512,103	$—	$3,185,912,778

Liabilities
Covered Call Options Written	$225,000	$—	$—	$225,000
Total	$225,000	$—	$—	$225,000

†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
For the nine-month period ended July 31, 2014 there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended July 31, 2014 was as follows:

U.S. PREFERRED STOCK
Beginning Balance - market value	$4,952,588
Purchases	—

Sales	(5,405,280)
Transfer In - Level 3	—
Transfer Out - Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	2,863,109
Change in Unrealized Appreciation (Depreciation)	(2,410,417)
Ending Balance - market value	$—
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

Gold Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets:†
International Common Stocks	$870,658,519	$—	$—	$870,658,519
U.S. Common Stocks	191,564,528	—	—	191,564,528
Investment Company	241,021	—	—	241,021
Commodity *	290,693,542	—	—	290,693,542
International Convertible Bonds	—	—	28,612,500	28,612,500
International Commercial Paper	—	39,274,922	—	39,274,922
U.S. Commercial Paper	—	23,156,723	—	23,156,723
Total	$1,353,157,610	$62,431,645	$28,612,500	$1,444,201,755

(a)	Level 3 securities are identified in the Schedule of Investments with the footnote (e).
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion and silver bullion.
For the nine-month period ended July 31, 2014 there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended July 31, 2014 was as follows:

	INTERNATIONAL
	CONVERTIBLE BONDS	WARRANTS		TOTAL VALUE
Beginning Balance - market value	$30,000,000	$—	^	$30,000,000
Purchases	10,039	—		10,039
Sales	(78,626)*	—	^	(78,626)^
Transfer In - Level 3	—	—		—
Transfer Out - Level 3	—	—		—
Accrued Amortization	—	—		—
Realized Gains (Losses)	(1,773)	—		(1,773)
Change in Unrealized Appreciation (Depreciation)	(1,317,140)	—		(1,317,140)
Ending Balance - market value	$28,612,500	$—		$28,612,500
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(1,317,140)	$—		$(1,317,140)

^	Fair value represents zero.
*	Related to a paydown.

Global Income Builder Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$188,789,992	$—	$—	$188,789,992
International Common Stocks	116,853,409	319,722,490	—	436,575,899
Closed-End Mutual Fund	2,084,259	—	—	2,084,259
Commodity *	10,797,405	—	—	10,797,405
U.S. Corporate Bonds	—	222,551,468	—	222,551,468
International Convertible Bond	—	794,000	—	794,000
International Corporate Bonds	—	112,946,403	—	112,946,403
Term Loans	—	99,378,601	—	99,378,601
International Commercial Paper	—	90,506,000	—	90,506,000
U.S. Commercial Paper	—	16,843,000	—	16,843,000
Foreign Currency Contracts **	—	1,508,275	—	1,508,275
Total	$318,525,065	$864,250,237	$—	$1,182,775,302

Liabilities:
Foreign Currency Contracts **	$—	$68,815	$—	$68,815
Total	$—	$68,815	$—	$68,815

(a)

Transfer into/out of Level 2 represent value as of the beginning of the period. Common Stock valued at $134,990,971 was transferred from Level 1 to Level 2 during the nine-month period ended July 31, 2014. At October 31, 2013, these securities were valued using quoted market prices in active markets; at July 31, 2014, these securities were valued using fair value adjustment factors. There were no transfers from Level 2 to Level 1 as of July 31, 2014.

†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Convertible Bond	$—	$2,076,578	$—	$2,076,578
U.S. Corporate Bonds	—	629,933,940	—	629,933,940
International Convertible Bond	—	1,985,000	—	1,985,000
International Corporate Bonds	—	275,182,498	—	275,182,498
Term Loans	—	216,695,464	—	216,695,464
International Commercial Paper	—	61,167,000	—	61,167,000
U.S. Commercial Paper	—	11,383,000	—	11,383,000
Foreign Currency Contracts *	—	244,298	—	244,298
Total	$—	$1,198,667,778	$—	$1,198,667,778

Liabilities:
Foreign Currency Contracts *	$—	$67,594	$—	$67,594
Total	$—	$67,594	$—	$67,594

†	See Schedule of Investments for additional detailed categorizations.
*	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.
For the nine-month period ended July 31, 2014 there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fund of America

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$2,806,757,673	$—	$—	$2,806,757,673
International Common Stocks	189,831,733	—	—	189,831,733
Investment Company	78,440,050	—	—	78,440,050
U.S. Convertible Bond	—	6,579,300	—	6,579,300
Total	$3,075,029,456	$6,579,300	$—	$3,081,608,756

Liabilities:
Covered Call Options Written	$23,903,505	$—	$—	$23,903,505
Total	$23,903,505	$—	$—	$23,903,505

†	See Schedule of Investments for additional detailed categorizations.
For the nine-month period ended July 31, 2014 there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward currency contracts. The First Eagle Global, Overseas, Global Income Builder and High Yield Funds enter into foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s portfolio. Outstanding contracts at period-end are indicative of the volume of activity during the period, proportionate to the net assets of the Fund.

The Funds adopted provisions surrounding disclosures and derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

At July 31, 2014, the Funds had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION
Foreign Currency	$60,407,050	$836,270	$38,237,760	$101,761,671

First Eagle Overseas Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION
Foreign Currency	$33,036,525	$356,268	$13,920,411	$58,840,744

First Eagle Global Income Builder Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED LOSS	CHANGE IN APPRECIATION
Foreign Currency	$1,508,275	$68,815	$(1,033,084)	$2,249,891

First Eagle High Yield Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED LOSS	CHANGE IN APPRECIATION
Foreign Currency	$244,298	$67,594	$(950,552)	$936,122

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each Fund as of July 31, 2014.:

First Eagle Global Fund

COUNTERPARTY	GROSS AMOUNTS OF ASSETS	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$16,685,388	$(488,143)	$—	$16,197,245
Goldman Sachs Capital Markets LP	22,550,427	(47,779)	—	22,502,648
HSBC Bank USA	1,380,185	(161,646)	—	1,218,539
JPMorgan Chase Bank N.A.	6,298,194	—	—	6,298,194
UBS AG	13,492,856	(138,702)	—	13,354,154
	$60,407,050	$(836,270)	$—	$59,570,780

COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$488,143	$(488,143)	$—	$0
Goldman Sachs Capital Markets LP	47,779	(47,779)	—	0
HSBC Bank USA	161,646	(161,646)	—	0
UBS AG	138,702	(138,702)	—	0
	$836,270	$(836,270)	$—	$0

First Eagle Overseas Fund

COUNTERPARTY	GROSS AMOUNTS OF ASSETS	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$9,189,505	$(230,311)	$—	$8,959,194
Goldman Sachs Capital Markets LP	12,098,032	—	—	12,098,032
HSBC Bank USA	637,901	(76,473)	—	561,428
JPMorgan Chase Bank N.A.	4,178,837	—	—	4,178,837
UBS AG	6,932,250	(49,484)	—	6,882,766
	$33,036,525	$(356,268)	$—	$32,680,257

COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$230,311	$(230,311)	$—	$0
HSBC Bank USA	76,473	(76,473)	—	0
UBS AG	49,484	(49,484)	—	0
	$356,268	$(356,268)	$—	$0

First Eagle Global Income Builder Fund

COUNTERPARTY	GROSS AMOUNTS OF ASSETS	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$469,418	$(5,880)	$—	$463,538
Goldman Sachs Capital Markets LP	389,012	(2,296)	—	386,716
HSBC Bank USA	114,397	(8,924)	—	105,473
JPMorgan Chase Bank N.A.	140,235	—	—	140,235
UBS AG	395,213	(51,715)	—	343,498
	$1,508,275	$(68,815)	$—	$1,439,460

COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$5,880	$(5,880)	$—	$0
Goldman Sachs Capital Markets LP	2,296	(2,296)	—	0
HSBC Bank USA	8,924	(8,924)	—	0
UBS AG	51,715	(51,715)	—	0
	$68,815	$(68,815)	$—	$0

First Eagle High Yield Fund

COUNTERPARTY	GROSS AMOUNTS OF ASSETS	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
HSBC Bank USA	$244,298	$(67,594)	$—	$176,704

COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
HSBC Bank USA	$67,594	$(67,594)	$—	$0

Options — In order to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle Global Fund, First Eagle U.S. Value Fund and First Eagle Fund of America write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to earmark assets to cover its obligations under option contracts. A call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

For the period ended July 31, 2014, First Eagle Global Fund, First Eagle U.S. Value Fund and First Eagle Fund of America had the following options transactions.

First Eagle Global Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2013	8,500	$373,861
Options written	40,500	1,876,318
Options assigned	0	0
Options expired/closed	(8,500)	(373,861)
Options outstanding at July 31, 2014	40,500	$1,876,318

As of July 31, 2014, portfolio securities valued at $137,254,500 were segregated to cover collateral requirements for written options.

First Eagle U.S. Value Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2013	1,400	$61,577
Options written	5,500	330,288
Options assigned	(1,000)	(121,808)
Options expired/closed	(1,400)	(61,577)
Options outstanding at July 31, 2014	4,500	$208,480

As of July 31, 2014, portfolio securities valued at $15,250,500 were segregated to cover collateral requirements for written options.

First Eagle Fund of America

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2013	165,214	$49,208,665
Options written	735,834	209,169,330
Options assigned	(23,191)	(7,179,463)
Options expired/closed	(747,471)	(214,466,655)
Options outstanding at July 31, 2014	130,386	$36,731,877

PURCHASED OPTIONS	NUMBER OF CONTRACTS	COST
Options outstanding at October 31, 2013	0	$0
Options purchased	806	171,827
Options closed	(806)	(171,827)
Options outstanding at July 31, 2014	0	$0

As of July 31, 2014, portfolio securities valued at $634,751,083 were segregated to cover collateral requirements for written options.

Outstanding contracts at period-end are indicative of the volume of activity during the period.

At July 31, 2014, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

		GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN DEPRECIATION
Equity - Written options	$2,025,000	$373,861	$(471,543)

First Eagle U.S. Value Fund

		GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN DEPRECIATION
Equity - Written options	$225,000	$183,385	$(69,697)

First Eagle Fund of America

		GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN (LOSS)	CHANGE IN APPRECIATION
Equity - Written options	$23,903,505	$(88,540,849)	$30,050,415
Equity - Purchased options	0	$8,677	0

Item 2. Controls and Procedures.

a)             The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	/s/ John P. Arnhold
John P. Arnhold, President

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: September 25, 2014

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: September 25, 2014